UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, New York 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, New York 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 2.32%, 6/3/2019(b)	599,000	598,912
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.36%, 6/3/2019(b)	1,108,400	1,108,365
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.37%, 6/3/2019(b)	1,207,775	1,207,735
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 6/3/2019(b)	2,250,000	2,249,754
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.38%, 6/3/2019(b)	1,075,000	1,075,013
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.44%, 6/3/2019(b)	1,974,400	1,973,953
U.S. Treasury Notes
1.63%, 6/30/2019	216,000	215,857
0.88%, 7/31/2019	300,000	299,139
1.63%, 7/31/2019	1,450,000	1,447,608
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.49%, 7/31/2019(b)	900,000	900,010
0.75%, 8/15/2019	401,000	399,447
3.63%, 8/15/2019	956,885	959,016
1.00%, 9/30/2019	100,000	99,529
1.38%, 9/30/2019	100,000	99,652
1.75%, 9/30/2019	600,000	598,650
1.25%, 10/31/2019	43,000	42,793
1.50%, 10/31/2019	301,000	299,849

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,575,282)		13,575,282

SHORT-TERM INVESTMENTS — 82.5%
U.S. TREASURY OBLIGATIONS — 82.5%
U.S. Treasury Bills
2.36%, 6/4/2019(c)	4,998,800	4,997,818
2.38%, 6/11/2019(c)	4,394,000	4,391,103
2.39%, 6/18/2019(c)	4,899,000	4,893,483
2.38%, 6/25/2019(c)	5,351,000	5,342,525
2.40%, 7/2/2019(c)	2,500,000	2,494,856
2.37%, 7/5/2019(c)	250,000	249,442
2.39%, 7/9/2019(c)	4,000,000	3,989,944
2.38%, 7/16/2019(c)	4,500,000	4,486,659
2.34%, 7/23/2019(c)	5,800,000	5,780,501
2.32%, 7/30/2019(c)	5,000,000	4,981,986
2.42%, 10/3/2019(c)	100,000	99,177
2.42%, 10/10/2019(c)	2,224,000	2,204,649
2.42%, 10/17/2019(c)	1,250,000	1,238,522

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,150,665)		45,150,665

TOTAL SHORT-TERM INVESTMENTS (Cost $45,150,665)		45,150,665

Total Investments — 107.3% (Cost $58,725,947)*		58,725,947
Liabilities in Excess of Other Assets — (7.3%)		(3,997,954)

Net Assets — 100.0%		54,727,993

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,725,947	$—	$58,725,947

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 90.9%
California — 90.9%
Alameda County IDA, Plyproperties Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	3,590	3,590
Alameda Public Financing Authority, Multifamily Housing, Eagle/Parrot Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 6/7/2019(b)	200	200
California Certificate Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 1.38%, 6/7/2019(b)(c)	6,240	6,240
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., VRDO, 1.16%, 6/7/2019(b)	1,475	1,475
California Health Facilities Financing Authority, Scripps Health Series C, Rev., VRDO, 1.15%, 6/7/2019(b)	9,160	9,160
California Housing Finance Agency, Multifamily Housing, Mission Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.35%, 6/7/2019(b)	4,620	4,620
California Housing Finance Agency, Multifamily, Montecito Village Series B, Rev., VRDO, LIQ: FHLMC, 1.35%, 6/7/2019(b)	1,750	1,750
California Infrastructure and Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.44%, 6/7/2019(b)	2,950	2,950
California Municipal Finance Authority, Exxonmobile Project Rev., VRDO, 1.65%, 6/3/2019(b)	1,500	1,500
California Municipal Finance Authority, LA Sierra University
Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.34%, 6/7/2019(b)	10,570	10,570
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.34%, 6/7/2019(b)	400	400
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project
Series 2010-A, Rev., VRDO, 1.45%, 6/3/2019(b)	6,470	6,470
Series A, Rev., VRDO, 1.45%, 6/3/2019(b)	12,190	12,190
Series A, Rev., VRDO, 1.45%, 6/3/2019(b)	4,420	4,420
California Pollution Control Financing Authority, ExxonMobil Project Rev., VRDO, 1.65%, 6/3/2019(b)	7,950	7,950
California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series 2018-A, Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.42%, 6/7/2019(b)(c)	6,430	6,430
California Public Finance Authority, Sharp Healthcare Series 2017B, Rev., VRDO, LOC: Barclays Bank plc, 1.28%, 6/3/2019(b)	10,665	10,665
California Statewide Communities Development Authority, Kaiser Permanente
Series C-1, Rev., VRDO, 1.15%, 6/7/2019(b)	5,360	5,360
Series A, Class A, Rev., VRDO, 1.20%, 6/7/2019(b)	10,290	10,290
Series E, Rev., VRDO, 1.20%, 6/7/2019(b)	4,350	4,350
California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project Series OO, Rev., VRDO, LOC: Citibank NA, 1.51%, 6/7/2019(b)	305	305
California Statewide Communities Development Authority, Multifamily Housing-IAC Project Series 2001-W-3, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.75%, 6/3/2019(b)	6,000	6,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
California Statewide Communities Development Authority, Rady Children’s Hospital Series 2008C, Rev., VRDO, LOC: Northern Trust Co., 1.21%, 6/7/2019(b)	5,820	5,820
Calleguas-Las Virgenes Public Financing Authority, Municipal Water Distribution Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.34%, 6/7/2019(b)	3,835	3,835
City & County of San Francisco, Multifamily Housing, Folsom-Dore Apartment Project Series 2002A, Rev., VRDO, LOC: Citibank NA, 1.37%, 6/7/2019(b)	2,800	2,800
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments
Series H-1, Rev., VRDO, LOC: Bank of China, 1.35%, 6/7/2019(b)	11,650	11,650
Series H-2, Rev., VRDO, LOC: Bank of China, 1.42%, 6/7/2019(b)	12,325	12,325
City of Irvine, Reassessment District No. 04-20, Limited Obligation Improvement Bonds VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.20%, 6/7/2019(b)(c)	5,010	5,010
City of Irvine, Reassessment District No. 93-14, Limited Obligation Improvement Bonds VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.20%, 6/7/2019(b)	6,415	6,415
City of San Jose, Multifamily Housing, Almaden Lake Village Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.49%, 6/7/2019(b)	2,000	2,000
City of Vacaville, Multi-Family Housing, Sycamores Apartments Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.05%, 6/7/2019(b)	2,950	2,950
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 1.46%, 6/7/2019(b)	500	500
Daly City Housing Development Finance Agency, Multifamily, Serramonte Del Rey Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.39%, 6/7/2019(b)	8,700	8,700
East Bay Municipal Utility District, Water System Series A-4, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.14%, 6/7/2019(b)	4,520	4,520
Irvine Ranch Water District Series 2008A, Class A, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.14%, 6/7/2019(b)	1,155	1,155
Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270 Series A, Rev., VRDO, LOC: Citibank NA, 1.45%, 6/7/2019(b)	1,286	1,286
Los Angeles Department of Water and Power, Power System Series B-3, Rev., VRDO, LIQ: Barclays Bank plc, 1.30%, 6/3/2019(b)	12,800	12,800
Los Angeles Department of Water and Power, Water System
Series 2001 B-1, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 6/7/2019(b)	600	600
Series 2001B, Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 1.03%, 6/7/2019(b)	500	500
Manteca Redevelopment Agency, Tax Allocation VRDO, LOC: State Street Bank & Trust, 1.70%, 6/3/2019(b)	5,580	5,580
Metropolitan Water District of Southern California, Water
Series 2018 A-1, Rev., VRDO, LIQ: TD Bank NA, 1.25%, 6/3/2019(b)	6,570	6,570
Series A-2, Rev., VRDO, LIQ: TD Bank NA, 1.25%, 6/3/2019(b)	11,175	11,175

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Orange County Water District
Series 2003 A, COP, VRDO, LOC: Citibank NA, 1.01%, 6/7/2019(b)	5,140	5,140
Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	5,240	5,240
RBC Municipal Products, Inc. Trust, Floater Certificates
Series G-1, GO, VRDO, LOC: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	5,000	5,000
Series G-6, GO, VRDO, LOC: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	6,000	6,000
Series G-61, GO, VRDO, LOC: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	4,000	4,000
Regents of the University of California Series 2013 AL-3, Rev., VRDO, 1.25%, 6/3/2019(b)	8,750	8,750
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.05%, 6/7/2019(b)	2,515	2,515
Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.05%, 6/7/2019(b)	370	370
San Diego Community College District Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 1.38%, 6/7/2019(b)(c)	12,000	12,000
San Diego Housing Authority, Multi-Family Housing, Park and Market Apartments Series 2017-A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 6/7/2019(b)	3,050	3,050
San Marcos Unified School District Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 1.39%, 6/7/2019(b)(c)	7,760	7,760
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF2534, GO, VRDO, LIQ: Citibank NA, 1.38%, 6/7/2019(b)(c)	920	920
Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 1.40%, 6/7/2019(b)(c)	5,000	5,000
Series 2018-YX1098, Rev., VRDO, LIQ: Barclays Bank plc, 1.40%, 6/7/2019(b)(c)	3,500	3,500
Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	20,715	20,715
Series 2016-XF0524, Rev., VRDO, LIQ: TD Bank NA, 1.42%, 6/7/2019(b)(c)	2,925	2,925
Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.42%, 6/7/2019(b)(c)	15,000	15,000
Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 1.42%, 6/7/2019(b)(c)	3,330	3,330
Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	3,000	3,000
Series 2018-G-92, GO, VRDO, LOC: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	1,500	1,500
Series 2018-XF0727, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	1,500	1,500
Series 2018-XF0732, Rev., VRDO, LIQ: TD Bank NA, 1.42%, 6/7/2019(b)(c)	7,520	7,520
Series 2018-XF2577, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.42%, 6/7/2019(b)(c)	2,000	2,000
Series 2018-XG0182, Rev., VRDO, LOC: Barclays Bank plc, 1.42%, 6/7/2019(b)(c)	3,130	3,130
Series 2018-XL0059, Rev., VRDO, LOC: Barclays Bank plc, 1.42%, 6/7/2019(b)(c)	3,000	3,000
Series 2018-XL0096, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	1,000	1,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2018-XM0696, Rev., VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	2,295	2,295
Series 2018-ZF0679, Rev., VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	7,615	7,615
Series 2018-ZM0660, Rev., VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	1,500	1,500
Series 2019-XF0744, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	3,750	3,750
Series 2019-XF0753, GO, VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)(c)	2,000	2,000
Series 2017-XG0117, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.43%, 6/7/2019(b)(c)	8,305	8,305
Series 2018-XG0181, GO, VRDO, LIQ: Bank of America NA, 1.43%, 6/7/2019(b)(c)	4,985	4,985
Series 2018-XM0712, GO, VRDO, LIQ: Morgan Stanley Bank, 1.43%, 6/7/2019(b)(c)	2,230	2,230
Series 2018-ZF2771, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.43%, 6/7/2019(b)(c)	4,750	4,750
Series 2019-XG0233, GO, VRDO, LIQ: Bank of America NA, 1.43%, 6/7/2019(b)(c)	10,400	10,400
Series 2018-ZF2744, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	6,900	6,900
Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 1.45%, 6/7/2019(b)(c)	3,750	3,750
Series 2019-XM0741, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	10,360	10,360
Series 2016-ZF2386, GO, VRDO, LIQ: Citibank NA, 1.47%, 6/7/2019(b)(c)	3,000	3,000
Series 2017-XF0578, GO, VRDO, LIQ: TD Bank NA, 1.47%, 6/7/2019(b)(c)	1,190	1,190
Series 2018-XF2724, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.47%, 6/7/2019(b)(c)	12,000	12,000
Series 2017-ZF0581, Rev., VRDO, LIQ: Royal Bank of Canada, 1.48%, 6/7/2019(b)(c)	2,375	2,375
Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.48%, 6/7/2019(b)(c)	2,600	2,600
Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.48%, 6/7/2019(b)(c)	1,465	1,465
Series 2019-BAML8003, Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)(c)	17,970	17,970

TOTAL MUNICIPAL BONDS (Cost $473,881)		473,881

	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 5.6%
California — 5.6%
Nuveen California AMT-Free Quality Municipal Income Fund Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019 #(c)	15,000	15,000
Nuveen California Quality Municipal Income Fund
Series 1, LIQ: Societe Generale, 1.55%, 6/7/2019 #(c)	7,000	7,000
Series 4, LIQ: Royal Bank of Canada, 1.56%, 6/7/2019 #(c)	7,000	7,000

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $29,000)		29,000

Total Investments — 96.5% (Cost $502,881)*		502,881
Other Assets Less Liabilities — 3.5%		18,424

Net Assets — 100.0%		521,305

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$502,881	$—	$502,881

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 83.9%
FFCB
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 2.42%, 6/3/2019(b)	25,000	24,999
(US Federal Funds Effective Rate (continuous series) + 0.10%), 2.49%, 6/3/2019(b)	75,000	75,000
(US Federal Funds Effective Rate (continuous series) + 0.11%), 2.50%, 6/3/2019(b)	42,000	41,994
(US Federal Funds Effective Rate (continuous series) + 0.13%), 2.52%, 6/3/2019(b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US - 2.96%), 2.54%, 6/3/2019(b)	50,000	50,000
(Federal Reserve Bank Prime Loan Rate US - 2.93%), 2.58%, 6/3/2019(b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US - 2.91%), 2.59%, 6/3/2019(b)	25,000	24,999
(ICE LIBOR USD 1 Month - 0.01%), 2.43%, 6/15/2019(b)	50,000	49,981
FHLB
DN, 2.28%, 6/3/2019(c)	12,100	12,098
(SOFR + 0.02%), 2.42%, 6/3/2019(b)	112,500	112,500
(SOFR + 0.03%), 2.43%, 6/3/2019(b)	20,000	20,000
(3 Month Treasury Bill Rate + 0.07%), 2.43%, 6/3/2019(b)	25,000	25,000
DN, 2.54%, 6/4/2019(c)	50,000	49,990
DN, 2.54%, 6/5/2019(c)	50,000	49,986
DN, 2.40%, 6/11/2019(c)	100,000	99,934
DN, 2.43%, 6/13/2019(c)	100,000	99,919
DN, 2.42%, 6/26/2019(c)	184,000	183,691
DN, 2.34%, 6/28/2019(c)	115,400	115,198
DN, 2.40%, 7/5/2019(c)	56,300	56,173
DN, 2.40%, 7/12/2019(c)	191,987	191,464
DN, 2.42%, 7/19/2019(c)	30,400	30,303
DN, 2.42%, 7/23/2019(c)	150,000	149,479
DN, 2.41%, 7/24/2019(c)	136,500	136,019
DN, 2.40%, 8/9/2019(c)	100,000	99,542
2.57%, 3/12/2020	20,000	20,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,768,269)		1,768,269

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.37%, 6/3/2019(b)	25,000	24,980
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.44%, 6/3/2019(b)	75,000	74,986

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,966)		99,966

SHORT-TERM INVESTMENTS — 10.7%
U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bills 2.38%, 6/18/2019(c)(Cost $225,746)	226,000	225,746

TOTAL SHORT-TERM INVESTMENTS (Cost $225,746)		225,746

Total Investments — 99.4% (Cost $2,093,981)*		2,093,981
Other Assets Less Liabilities — 0.6%		15,213

Net Assets — 100.0%		2,109,194

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,093,981	$—	$2,093,981

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.0%
New York — 96.0%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.45%, 6/7/2019(b)	2,495	2,495
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.48%, 6/7/2019(b)	13,135	13,135
City of New York Series 2008, Subseries L-3, GO, VRDO, LOC: Bank of America NA, 2.20%, 6/3/2019(b)	5,705	5,705
City of New York, Fiscal Year 2008 Series D, Subseries D-4, GO, VRDO, LIQ: BMO Harris Bank NA, 1.37%, 6/7/2019(b)	2,000	2,000
City of New York, Fiscal Year 2012 Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 2.23%, 6/3/2019(b)	10,315	10,315
Subseries 2012G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 2.32%, 6/3/2019(b)	13,000	13,000
City of New York, Fiscal Year 2014 Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	2,200	2,200
City of New York, Fiscal Year 2017 Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 2.29%, 6/3/2019(b)	10,395	10,395
Subseries 2016 A5, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 2.33%, 6/3/2019(b)	3,375	3,375
Erie County Industrial Development Agency (The), Canisius High School Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.52%, 6/7/2019(b)	11,670	11,670
Franklin County Civic Development Corp., Alice Hyde Medical Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.45%, 6/7/2019(b)	4,345	4,345
Metropolitan Transportation Authority Series A-1, Rev., VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	38,405	38,405
Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 2.20%, 6/3/2019(b)	18,845	18,845
Subseries E-3, Rev., VRDO, LOC: Bank of America NA, 2.20%, 6/3/2019(b)	19,350	19,350
Subseries 2005D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.40%, 6/3/2019(b)	5,600	5,600
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	3,650	3,650
Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	18,775	18,775
Subseries E-4, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	8,000	8,000
Nassau County Interim Finance Authority, Sales Tax Secured
Series C, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.30%, 6/7/2019(b)	6,350	6,350
Series B, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.31%, 6/7/2019(b)	19,300	19,300
Series A, Rev., VRDO, LIQ: TD Bank NA, 1.38%, 6/7/2019(b)	19,350	19,350
Nassau Health Care Corp., Nassau County Guaranteed
Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 1.39%, 6/7/2019(b)	9,100	9,100
Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	20,310	20,310
Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	9,345	9,345

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.39%, 6/7/2019(b)	6,100	6,100
New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments Series 2006 A, Rev., VRDO, LOC: Bank of America NA, 1.45%, 6/7/2019(b)	6,500	6,500
New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	2,750	2,750
New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site Series C, Rev., VRDO, LOC: Citibank NA, 1.43%, 6/7/2019(b)	6,665	6,665
New York City Housing Development Corp., Multi-Family Mortgage, Bruckner by the Bridge Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.39%, 6/7/2019(b)	3,400	3,400
New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments Series 2006 A, Rev., VRDO, LOC: FHLMC, 1.45%, 6/7/2019(b)	5,800	5,800
New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.39%, 6/7/2019(b)	30,000	30,000
New York City Housing Development Corp., Multi-Family Mortgage, Reverend Ruben Diaz Rev., VRDO, LIQ: FHLMC, 1.42%, 6/7/2019(b)	2,305	2,305
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.42%, 6/7/2019(b)	7,530	7,530
New York City Housing Development Corp., Multi-Family Rental Housing
Series 2001A, Rev., VRDO, LOC: FNMA, 1.45%, 6/7/2019(b)	24,800	24,800
Series 2002 A, Rev., VRDO, LOC: FNMA, 1.45%, 6/7/2019(b)	3,700	3,700
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.39%, 6/7/2019(b)	9,175	9,175
New York City Housing Development Corp., Multi-Family Rental Housing, Brittany Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	32,400	32,400
New York City Housing Development Corp., Multi-Family Rental Housing, Lexington Courts Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.40%, 6/7/2019(b)	7,080	7,080
New York City Housing Development Corp., Multi-Family Rental Housing, Sierra Development Series 2003A, Rev., VRDO, LOC: FNMA, 1.45%, 6/7/2019(b)	15,000	15,000
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	2,300	2,300
New York City Housing Development Corp., Multi-Family Rental Housing, Westport Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	15,000	15,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York City Industrial Development Agency, 123 Washington LLC Project Series 2007, Rev., VRDO, LOC: Bank of China, 2.25%, 6/3/2019(b)	25,255	25,255
New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.45%, 6/7/2019(b)	500	500
New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project Rev., VRDO, LOC: Citibank NA, 1.49%, 6/7/2019(b)	19,000	19,000
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012
Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.15%, 6/3/2019(b)	17,775	17,775
Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 2.20%, 6/3/2019(b)	5,000	5,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2009 Subseries BB-1, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.25%, 6/3/2019(b)	8,700	8,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(b)	15,510	15,510
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 2.15%, 6/3/2019(b)	1,400	1,400
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	2,250	2,250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015-BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.20%, 6/3/2019(b)	12,450	12,450
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.42%, 6/7/2019(b)	12,475	12,475
New York City Transitional Finance Authority, Future Tax Secured Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.15%, 6/3/2019(b)	6,500	6,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(b)	17,150	17,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries A-5, Rev., VRDO, LIQ: U.S. Bank NA, 2.20%, 6/3/2019(b)	5,000	5,000
Subseries A-7, Rev., VRDO, LIQ: State Street Bank & Trust, 1.39%, 6/7/2019(b)	13,830	13,830
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	7,865	7,865
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	12,200	12,200

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ: U.S. Bank NA, 2.20%, 6/3/2019(b)	18,575	18,575
New York City Trust for Cultural Resources, American Museum of Natural History Series B3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	13,185	13,185
New York City Trust for Cultural Resources, Metropolitan Museum of Art
Subseries A-1, Rev., VRDO, 1.40%, 6/7/2019(b)	21,125	21,125
Subseries A-2, Rev., VRDO, 1.40%, 6/7/2019(b)	7,350	7,350
New York Liberty Development Corp.
Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	18,685	18,685
Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	7,500	7,500
Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.47%, 6/7/2019(b)(c)	10,000	10,000
New York State Dormitory Authority Series 2016-ZF2383, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	6,175	6,175
New York State Dormitory Authority, Catholic Health System Series 2019 B, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.42%, 6/7/2019(b)	17,000	17,000
New York State Dormitory Authority, City University System, CONS Fifth General Resolution
Series C, Rev., VRDO, LOC: Bank of America NA, 1.37%, 6/7/2019(b)	18,100	18,100
Series D, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	30,000	30,000
New York State Dormitory Authority, Cornell University
Series 2019B, Rev., VRDO, LIQ: U.S. Bank NA, 2.09%, 6/3/2019(b)	28,450	28,450
Series 2004A, Rev., VRDO, LIQ: Bank of New York Mellon, 1.30%, 6/7/2019(b)	13,700	13,700
Series 2004B, Rev., VRDO, LIQ: Bank of New York Mellon, 1.30%, 6/7/2019(b)	3,215	3,215
New York State Dormitory Authority, Fordham University
Series A-1, Rev., VRDO, LOC: Bank of America NA, 1.34%, 6/7/2019(b)	7,175	7,175
Series A-2, Rev., VRDO, LOC: Bank of America NA, 1.34%, 6/7/2019(b)	11,500	11,500
New York State Dormitory Authority, Highland Community Development Corp. Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.51%, 6/7/2019(b)	3,255	3,255
New York State Dormitory Authority, Metropolitan Museum of Art Series B, Rev., VRDO, 1.45%, 6/7/2019(b)	400	400
New York State Dormitory Authority, Remarketing
Series 2003 B, Rev., VRDO, 1.15%, 6/7/2019(b)	2,905	2,905
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.40%, 6/7/2019(b)	36,410	36,410
Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 1.40%, 6/7/2019(b)	1,925	1,925
New York State Dormitory Authority, St. John’s University Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.39%, 6/7/2019(b)	3,585	3,585
New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.45%, 6/7/2019(b)	13,905	13,905

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 1.40%, 6/7/2019(b)	7,290	7,290
New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project
Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.36%, 6/7/2019(b)	28,600	28,600
Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.41%, 6/7/2019(b)	15,900	15,900
New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.40%, 6/7/2019(b)	2,755	2,755
New York State Housing Finance Agency, 160 Madison Avenue Housing Series 2013A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.26%, 6/3/2019(b)	10,900	10,900
New York State Housing Finance Agency, 222 East 44th Street Housing
Series A, Rev., VRDO, LOC: Bank of China, 1.45%, 6/7/2019(b)	23,300	23,300
Series A, Rev., VRDO, LOC: Bank of China, 1.45%, 6/7/2019(b)	23,250	23,250
New York State Housing Finance Agency, 330 West 39th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.50%, 6/7/2019(b)	63,500	63,500
New York State Housing Finance Agency, 363 West 30th Street Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.45%, 6/7/2019(b)	10,085	10,085
New York State Housing Finance Agency, 42nd West 10th Street Housing Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.50%, 6/7/2019(b)	23,635	23,635
New York State Housing Finance Agency, 505 East 37th Street Housing
Series 2009A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	7,050	7,050
Series 2009B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	7,000	7,000
New York State Housing Finance Agency, 55 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	4,700	4,700
New York State Housing Finance Agency, 555 Tenth Avenue Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	26,800	26,800
New York State Housing Finance Agency, 600 West 42nd Street Housing
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.38%, 6/7/2019(b)	8,400	8,400
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	7,200	7,200
New York State Housing Finance Agency, 8 East 102nd Street Housing Series A, Rev., VRDO, LOC: TD Bank NA, 1.35%, 6/7/2019(b)	8,500	8,500
New York State Housing Finance Agency, Clarkstown Maplewood Gardens Housing Series 2009A, Rev., VRDO, LOC: FHLMC, 1.42%, 6/7/2019(b)	175	175
New York State Housing Finance Agency, Clinton Park Phase II Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.39%, 6/7/2019(b)	4,125	4,125
New York State Housing Finance Agency, Historic Front Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.37%, 6/7/2019(b)	5,250	5,250

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York State Housing Finance Agency, Housing, 160 Madison Avenue Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.26%, 6/3/2019(b)	17,600	17,600
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003 A, Rev., VRDO, LOC: FHLMC, 1.40%, 6/7/2019(b)	4,900	4,900
New York State Housing Finance Agency, Manhattan West Residential Housing
Series A, Rev., VRDO, LOC: Bank of China, 2.20%, 6/3/2019(b)	17,500	17,500
Series A, Rev., VRDO, LOC: Bank of China, 1.49%, 6/7/2019(b)	20,500	20,500
Series A, Rev., VRDO, LOC: Bank of China, 1.49%, 6/7/2019(b)	42,750	42,750
New York State Housing Finance Agency, Service Contract Series M-1, Rev., VRDO, LOC: Bank of America NA, 1.34%, 6/7/2019(b)	3,960	3,960
New York State Housing Finance Agency, Theater Row, Tower Housing Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.43%, 6/7/2019(b)	11,300	11,300
New York State Housing Finance Agency, Tribeca Green Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	15,000	15,000
New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	1,600	1,600
Niagara Area Development Corp, University Project Series 2012A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.47%, 6/7/2019(b)	4,405	4,405
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 1.45%, 6/7/2019(b)	4,250	4,250
Onondaga County Trust for Cultural Resources, Syracuse University Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.45%, 6/7/2019(b)	17,010	17,010
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G5, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	6,000	6,000
State of New York Mortgage Agency, Homeowner Mortgage
Series 142, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 2.25%, 6/3/2019(b)	5,275	5,275
Series 135, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 2.28%, 6/3/2019(b)	7,250	7,250
Series 144, Rev., VRDO, AMT, LIQ: Bank of America NA, 2.28%, 6/3/2019(b)	5,965	5,965
Series 207, Rev., VRDO, LIQ: Royal Bank of Canada, 1.40%, 6/7/2019(b)	13,700	13,700
Syracuse Industrial Development Agency, Syracuse University Project Series 2005B, Rev., VRDO, LOC: U.S. Bank NA, 1.37%, 6/7/2019(b)	3,995	3,995
Tender Option Bond Trust Receipts/Certificates
Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	29,775	29,775
Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	4,015	4,015
Series 2017-XF0564, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	3,000	3,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	4,300	4,300

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	7,440	7,440
Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	6,185	6,185
Series 2018-XF0636, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	13,985	13,985
Series 2018-XF2646, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	4,540	4,540
Series 2018-XF2656, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	2,400	2,400
Series 2018-XF2704, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	4,000	4,000
Series 2018-XM0695, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	20,000	20,000
Series 2018-ZF2769, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	2,500	2,500
Series 2018-ZF2772, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	5,000	5,000
Series 2018-ZM0682, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	5,000	5,000
Series 2019-XL0102, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	10,225	10,225
Series 2019-ZF2777, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	6,000	6,000
Series 2019-ZF2778, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	5,000	5,000
Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	5,000	5,000
Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	7,400	7,400
Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	11,250	11,250
Series 2016-XM0438, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	4,000	4,000
Series 2016-ZM0129, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	4,240	4,240
Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	2,500	2,500
Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,500	3,500
Series 2017-XF0593, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	4,355	4,355
Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/7/2019(b)(c)	3,000	3,000
Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	5,600	5,600
Series 2017-XG0156, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	2,020	2,020
Series 2017-XM0505, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.45%, 6/7/2019(b)(c)	10,000	10,000
Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2018-E-129, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	35,000	35,000
Series 2018-XF0685, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/7/2019(b)(c)	20,000	20,000
Series 2018-XF0697, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	2,915	2,915
Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	2,625	2,625
Series 2018-XM0692, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	8,000	8,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2018-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,170	3,170
Series 2018-ZF2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	2,600	2,600
Series 2018-ZM0600, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2018-ZM0661, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	5,000	5,000
Series 2019-XM0724, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	3,000	3,000
Series 2019-YX1104, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	4,380	4,380
Series ZM0544, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	2,220	2,220
Series XF2481, Rev., VRDO, LOC: Barclays Bank plc, 1.46%, 6/7/2019(b)(c)	2,160	2,160
Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 1.47%, 6/7/2019(b)(c)	23,000	23,000
Series 2017-XF2488, Rev., VRDO, LIQ: Citibank NA, 1.47%, 6/7/2019(b)(c)	2,500	2,500
Series 2018-XM0616, Rev., VRDO, LIQ: Citibank NA, 1.47%, 6/7/2019(b)(c)	10,425	10,425
Series 2016-Zf0269, Rev., VRDO, LIQ: TD Bank NA, 1.49%, 6/7/2019(b)(c)	2,000	2,000
Series 2018-XF0683, Rev., VRDO, LIQ: TD Bank NA, 1.49%, 6/7/2019(b)(c)	2,000	2,000
Triborough Bridge and Tunnel Authority Subseries B-4C, Rev., VRDO, LOC: U.S. Bank NA, 2.20%, 6/3/2019(b)	12,350	12,350
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series C, Rev., VRDO, LOC: State Street Bank & Trust, 2.18%, 6/3/2019(b)	4,585	4,585
Series B-1, Rev., VRDO, LOC: Bank of America NA, 2.20%, 6/3/2019(b)	10,000	10,000
Subseries 2005B-3, Rev., VRDO, LOC: State Street Bank & Trust, 2.24%, 6/3/2019(b)	12,000	12,000
Series A, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	1,040	1,040

TOTAL MUNICIPAL BONDS (Cost $1,806,075)		1,806,075

	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 3.9%
New York — 3.9%
BlackRock MuniYield New York Quality Fund, Inc. LIQ: Citibank NA, 1.54%, 6/7/2019 #(c)	15,000	15,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 2, LIQ: Citibank NA, 1.48%, 6/7/2019 #(c)	4,200	4,200
Series 3, LIQ: Citibank NA, 1.48%, 6/7/2019 #(c)	33,200	33,200
Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 1.53%, 6/7/2019 #(c)	20,300	20,300
TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $72,700)		72,700

Total Investments — 99.9% (Cost $1,878,775)*		1,878,775
Other Assets Less Liabilities — 0.1%		1,272

Net Assets — 100.0%		1,880,047

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AMT	Alternative Minimum Tax
CONS	Consolidated Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,878,775	$—	$1,878,775

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 33.6%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 2.50% - 2.51%, dated 5/31/2019, due 6/3/19, repurchase price $350,073. [1]	350,000	350,000
Barclays Capital, Inc., 2.57%, dated 5/31/2019, due 6/4/2019, repurchase price $190,054, collateralized by Asset-Backed Securities, 4.00% - 7.37%, due 4/18/2022 - 10/25/2068, and Collateralized Mortgage Obligations, 4.59% - 5.57%, due 5/25/2026 with a value of $206,629.	190,000	190,000
Barclays Capital, Inc., 2.84%, dated 5/31/2019, due 7/5/2019, repurchase price $401,103, collateralized by Collateralized Mortgage Obligations, 0.00% - 31.87%, due 10/25/2021 - 5/17/2062, and FNMA Connecticut Avenue Securities, 4.00% - 14.68%, due 3/25/2029 - 8/25/2056 with a value of $432,000.	400,000	400,000
BMO Capital Markets Corp., 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $67,014, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 6/21/2021 - 4/18/2043, Collateralized Mortgage Obligations, 0.88% - 7.40%, due 11/25/2032 - 6/17/2048, Corporate Bonds, 2.35% - 10.50%, due 10/1/2020 - 4/1/2047, Corporate Notes, 2.05% - 2.50%, due 7/17/2020 - 8/17/2026, Municipal Debt Securities, 3.43%, due 10/25/2037, and Sovereign Government Securities, 1.63% - 3.13%, due 6/1/2020 - 9/25/2023 with a value of $71,879.	67,000	67,000
BMO Capital Markets Corp., 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $110,023, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 6/21/2021 - 8/25/2036, Collateralized Mortgage Obligations, 0.51% - 8.50%, due 12/25/2031 - 7/15/2041, Corporate Bonds, 1.85% - 12.00%, due 6/14/2019 - 4/1/2047, Corporate Notes, 2.20% - 3.60%, due 7/17/2020 - 1/11/2024, Municipal Debt Securities, 2.98%, due 8/25/2031, Sovereign Government Securities, 1.63% - 2.63%, due 8/13/2019 - 5/17/2022 and Certificates Of Deposit, 2.82%, due 12/30/2019 with a value of $117,050.	110,000	110,000
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $100,049, collateralized by Asset-Backed Securities, 0.00% - 3.59%, due 9/15/2021 - 11/25/2036, Collateralized Mortgage Obligations, 0.51% - 8.50%, due 12/25/2031 - 12/25/2047, Corporate Bonds, 1.88% - 12.00%, due 9/25/2019 - 12/15/2048, Corporate Notes, 2.15% - 4.25%, due 6/12/2020 - 5/15/2028, FHLMC, 3.19% - 3.44%, due 7/25/2027 - 12/25/2027 and Sovereign Government Securities, 1.63% - 2.63%, due 2/10/2020 - 1/25/2022 with a value of $106,402.	100,000	100,000
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $125,061, collateralized by Asset-Backed Securities, 0.00% - 3.61%, due 1/15/2022 - 5/25/2025, Corporate Bonds, 1.85% - 7.50%, due 9/9/2019 - 8/15/2048, Corporate Notes, 2.13% - 3.75%, due 7/17/2020 - 6/1/2026, FHLMC, 2.42% - 3.19%, due 5/25/2026 - 7/25/2027, FNMA, 9.33%, due 6/25/2037, and Sovereign Government Securities, 1.63% - 2.63%, due 8/13/2019 - 1/25/2022 with a value of $132,968.	125,000	125,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
BMO Capital Markets Corp., 2.53%, dated 5/31/2019, due 6/7/2019, repurchase price $300,148, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 5/16/2022 - 2/28/2040, Collateralized Mortgage Obligations, 0.51% - 8.50%, due 12/25/2031 - 7/15/2041, Corporate Bonds, 1.95% - 10.50%, due 9/9/2019 - 8/15/2048, Corporate Notes, 2.20% - 7.25%, due 7/17/2020 - 6/1/2026, FHLMC, 2.44% - 3.44%, due 4/25/2024 - 12/25/2027, FNMA, 9.33%, due 6/25/2037, Sovereign Government Securities, 1.50% - 2.63%, due 8/13/2019 - 1/25/2022 and Certificates Of Deposit, 2.82%, due 12/30/2019 with a value of $319,589.	300,000	300,000
BMO Capital Markets Corp., 2.55%, dated 5/31/2019, due 6/7/2019, repurchase price $25,012, collateralized by Asset-Backed Securities, 1.66% - 2.77%, due 6/17/2024 - 7/15/2024, Corporate Bonds, 2.25% - 10.25%, due 10/22/2021 - 4/1/2047, and Corporate Notes, 2.15% - 3.15%, due 9/17/2020 - 4/29/2022, with a value of $26,550.	25,000	25,000
BMO Capital Markets Corp., 2.55%, dated 5/31/2019, due 6/7/2019, repurchase price $25,012, collateralized by Asset-Backed Securities, 0.00% - 6.18%, due 6/21/2023 - 4/25/2037, Collateralized Mortgage Obligations, 4.49%, due 10/25/2033, Corporate Bonds, 2.50% - 10.50%, due 5/1/2021 - 8/15/2048, and Corporate Notes, 2.25% - 2.85%, due 4/21/2020 - 4/29/2022 with a value of $26,789.	25,000	25,000
BNP Paribas SA, 2.53%, dated 5/31/2019, due 6/6/2019, repurchase price $235,099, collateralized by Asset-Backed Securities, 2.99% - 5.81%, due 4/15/2024 - 11/25/2048, Collateralized Mortgage Obligations, 4.00%, due 1/25/2066, Corporate Bonds, 0.00% - 11.00%, due 10/1/2020 - 1/1/2999, Corporate Notes, 3.13% - 4.25%, due 1/23/2023 - 9/29/2025, FNMA Connecticut Avenue Securities, 4.78% - 8.78%, due 9/25/2028 - 4/25/2031, Sovereign Government Securities, 5.10%, due 6/18/2050 and U.S. Treasury Securities, 0.00% - 3.88%, due 7/31/2019 - 8/15/2040 with a value of $247,742.	235,000	235,000
Bofa Securities, Inc., 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $55,011, collateralized by Common Stocks, and Preferred Stocks, 4.00% - 8.88%, due 1/1/2049 - 1/1/2999, with a value of $59,400.	55,000	55,000
Bofa Securities, Inc., 2.69%, dated 5/31/2019, due 7/5/2019, repurchase price $300,785, collateralized by Asset-Backed Securities, 0.00% - 5.64%, due 7/18/2025 - 5/28/2069, and Collateralized Mortgage Obligations, 0.00% - 6.50%, due 3/12/2031 - 7/25/2058, with a value of $320,473.	300,000	300,000
Bofa Securities, Inc., 2.80%, dated 5/31/2019, due 7/5/2019, repurchase price $280,762, collateralized by Asset-Backed Securities, 0.00% - 5.17%, due 4/25/2024 - 5/28/2069, and Collateralized Mortgage Obligations, 0.32% - 6.00%, due 12/12/2030 - 12/25/2057 with a value of $299,516.	280,000	280,000
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 7/5/2019, repurchase price $272,754, collateralized by Corporate Bonds, 0.00% - 10.00%, due 3/15/2021 - 6/20/2047, with a value of $293,761.	272,000	272,000
Citigroup Global Markets Holdings, Inc., 2.88%, dated 5/31/2019, due 7/5/2019, repurchase price $227,836, collateralized by Asset-Backed Securities, 0.00% - 7.25%, due 4/17/2023 - 10/6/2040, with a value of $249,920.	227,200	227,200

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Citigroup Global Markets Holdings, Inc., 2.81%, dated 5/31/2019, due 7/18/2019, repurchase price $238,591, collateralized by Asset-Backed Securities, 0.00% - 4.48%, due 3/20/2025 - 10/28/2064, and Sovereign Government Securities, 4.25% - 10.13%, due 10/14/2019 - 6/1/2050 with a value of $254,052.	237,700	237,700
Credit Suisse Securities USA LLC, 2.57%, dated 5/31/2019, due 6/4/2019, repurchase price $75,021, collateralized by Asset-Backed Securities, 0.00% - 5.50%, due 10/25/2023 - 11/25/2048, and Collateralized Mortgage Obligations, 0.00% - 4.26%, due 11/17/2034 - 8/30/2037, with a value of $81,872.	75,000	75,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $4,600,951, collateralized by U.S. Treasury Securities, 2.38% - 3.75%, due 8/31/2023 - 8/15/2044, with a value of $4,692,000.	4,600,000	4,600,000
Fixed Income Clearing Corp., 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $5,001,033, collateralized by U.S. Treasury Securities, 1.25% - 2.88%, due 6/30/2023 - 9/30/2023, with a value of $5,100,006.	5,000,000	5,000,000
HSBC Securities USA, Inc., 2.49%, dated 5/31/2019, due 6/3/2019, repurchase price $20,004, collateralized by Asset-Backed Securities, 3.42% - 3.81%, due 6/1/2024 - 4/15/2025, and Municipal Debt Securities, 0.00%, due 8/1/2031, with a value of $21,205.	20,000	20,000
HSBC Securities USA, Inc., 2.49%, dated 5/31/2019, due 6/3/2019, repurchase price $175,036, collateralized by Corporate Bonds, 1.80% - 6.38%, due 2/14/2020 - 6/1/2049,Corporate Notes, 1.90% - 4.25%, due 2/25/2021 - 9/14/2048, and Sovereign Government Securities, 2.50% - 7.13%, due 8/22/2023 - 1/11/2048 with a value of $183,788.	175,000	175,000
HSBC Securities USA, Inc., 2.64%, dated 5/31/2019, due 6/3/2019, repurchase price $106,023, collateralized by Asset-Backed Securities, 4.95%, due 7/15/2024, Corporate Bonds, 0.00% - 10.50%, due 2/15/2021 - 12/1/2046, Corporate Notes, 0.00%, due 5/15/2021, Municipal Debt Securities, 0.00%, due 8/1/2031, and Sovereign Government Securities, 0.00%, due 12/31/2038 with a value of $114,505.	106,000	106,000
ING Financial Markets LLC, 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $169,035, collateralized by Corporate Bonds, 2.00% - 5.95%, due 8/12/2019 - 4/1/2059,Corporate Notes, 2.50% - 3.95%, due 9/29/2021 - 3/27/2028, and Sovereign Government Securities, 3.00% - 9.50%, due 5/5/2021 - 2/2/2042 with a value of $177,487.	169,000	169,000
ING Financial Markets LLC, 2.48%, dated 5/31/2019, due 6/3/2019, repurchase price $235,049, collateralized by Corporate Bonds, 2.00% - 7.88%, due 9/15/2020 - 4/1/2059, Corporate Notes, 2.25% - 4.65%, due 4/15/2020 - 2/1/2022, and Sovereign Government Securities, 2.75% - 9.50%, due 1/22/2021 - 5/11/2047, with a value of $249,097.	235,000	235,000
ING Financial Markets LLC, 2.57%, dated 5/31/2019, due 6/3/2019, repurchase price $88,019, collateralized by Corporate Bonds, 2.88% - 6.25%, due 9/15/2020 - 3/15/2059,Corporate Notes, 3.65% - 5.25%, due 10/17/2021 - 10/24/2042, and Sovereign Government Securities, 4.88% - 6.88%, due 1/22/2021 - 3/17/2036 with a value of $94,059.	88,000	88,000
ING Financial Markets LLC, 2.48%, dated 5/31/2019, due 6/4/2019, repurchase price $270,074, collateralized by Corporate Bonds, 2.00% - 7.88%, due 9/15/2020 - 4/1/2059,Corporate Notes, 2.25% - 4.65%, due 4/15/2020 - 2/1/2022, and Sovereign Government Securities, 2.75% - 9.50%, due 1/22/2021 - 5/11/2047 with a value of $286,197.	270,000	270,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
ING Financial Markets LLC, 2.53%, dated 5/31/2019, due 6/14/2019, repurchase price $90,089, collateralized by Corporate Bonds, 1.63% - 7.38%, due 3/16/2020 - 4/1/2059, Corporate Notes, 1.75% - 4.65%, due 6/17/2019 - 10/30/2028, and Sovereign Government Securities, 3.00% - 6.88%, due 1/25/2022 - 2/17/2045, with a value of $96,953.	90,000	90,000
ING Financial Markets LLC, 2.60%, dated 5/31/2019, due 6/14/2019, repurchase price $50,051, collateralized by Corporate Bonds, 2.30% - 9.25%, due 6/2/2021 - 6/5/2115, Corporate Notes, 3.00%, due 10/30/2028, FHLMC, 4.50%, due 10/1/2048, FNMA, 3.00% - 5.00%, due 11/1/2026 - 6/1/2042, and Sovereign Government Securities, 9.50%, due 10/21/2024 with a value of $54,075.	50,000	50,000
ING Financial Markets LLC, 2.61%, dated 5/31/2019, due 6/26/2019, repurchase price $100,189, collateralized by Corporate Bonds, 2.25% - 9.25%, due 8/12/2019 - 4/1/2059, Corporate Notes, 2.20% - 3.20%, due 9/29/2021 - 8/16/2023, and Sovereign Government Securities, 4.88% - 6.88%, due 5/5/2021 - 3/17/2036, with a value of $107,929.	100,000	100,000
Societe Generale SA, 2.51%, dated 5/31/2019, due 6/3/2019, repurchase price $334,070, collateralized by Corporate Bonds, 2.25% - 5.55%, due 6/18/2019 - 2/15/2049, Corporate Notes, 2.50% - 6.00%, due 11/19/2019 - 5/21/2028, and Sovereign Government Securities, 2.00% - 5.38%, due 6/17/2019 - 3/15/2029, with a value of $350,773.	334,000	334,000
Societe Generale SA, 2.61%, dated 5/31/2019, due 6/3/2019, repurchase price $1,060,231, collateralized by Corporate Bonds, 4.00% - 11.50%, due 2/1/2020 - 6/5/2115,Corporate Notes, 4.30% - 6.72%, due 5/15/2021 - 5/24/2028, and Sovereign Government Securities, 0.00% - 11.88%, due 10/14/2019 - 5/11/2047 with a value of $1,145,049.	1,060,000	1,060,000
Societe Generale SA, 2.66%, dated 5/31/2019, due 6/6/2019, repurchase price $594,263, collateralized by Corporate Bonds, 4.50% - 13.00%, due 2/15/2020 - 6/5/2115,Corporate Notes, 3.50% - 8.50%, due 4/19/2023 - 8/1/2033, and Sovereign Government Securities, 0.00% - 11.88%, due 3/9/2020 - 5/11/2047 with a value of $641,852.	594,000	594,000
UBS AG, 2.59%, dated 5/31/2019, due 6/7/2019, repurchase price $300,151, collateralized by Corporate Bonds, 2.20% - 8.45%, due 6/8/2020 - 2/15/2078,Corporate Notes, 2.35% - 5.25%, due 8/14/2019 - 4/1/2044,Sovereign Government Securities, 0.00%, due 6/29/2037, and U.S. Treasury Securities, 0.00% - 6.13%, due 6/25/2019 - 2/15/2048 with a value of $312,954.	300,000	300,000
Wells Fargo Securities LLC, 2.47%, dated 5/31/2019, due 6/3/2019, repurchase price $150,031, collateralized by Commercial Paper, 0.00%, due 6/6/2019 - 6/18/2019, with a value of $157,532.	150,000	150,000
Wells Fargo Securities LLC, 2.51%, dated 5/31/2019, due 6/3/2019, repurchase price $120,025, collateralized by Commercial Paper, 0.00%, due 6/3/2019 - 6/6/2019, and Sovereign Government Securities, 2.50%, due 2/15/2022, with a value of $126,026.	120,000	120,000
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/4/2019, repurchase price $43,012, collateralized by Commercial Paper, 0.00%, due 6/6/2019, with a value of $45,172.	43,000	43,000
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/5/2019, repurchase price $45,516, collateralized by Commercial Paper, 0.00%, due 6/3/2019, and Sovereign Government Securities, 1.00% - 2.50%, due 7/15/2019 - 2/15/2022, with a value of $47,799.	45,500	45,500

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Wells Fargo Securities LLC, 2.52%, dated 5/31/2019, due 6/6/2019, repurchase price $40,017, collateralized by Commercial Paper, 0.00%, due 6/18/2019 — 6/19/2019, and Sovereign Government Securities, 2.50%, due 2/15/2022, with a value of $42,021.	40,000	40,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,963,400)		16,963,400

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Floating Rate Notes (US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.44%, 6/3/2019(b)(Cost $649,774)	650,000	650,043

U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FHLB
DN, 2.40%, 6/26/2019(c)	537,546	536,742
DN, 2.40%, 7/5/2019(c)	69,000	68,857

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $605,497)		605,599

CORPORATE NOTES — 0.2%
Consumer Finance — 0.2%
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.14%), 2.67%, 8/14/2019(b)(Cost $117,054)	117,000	117,114

MUNICIPAL BONDS — 0.2%
California — 0.1%
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments
Series H-3, Rev., VRDO, LOC: Bank of China, 2.49%, 6/7/2019(d)	15,190	15,190
Series H-4, Rev., VRDO, LOC: Bank of China, 2.51%, 6/7/2019(d)	24,190	24,190

		39,380

New York — 0.1%
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 2.58%, 6/3/2019(d)	38,850	38,850

TOTAL MUNICIPAL BONDS (Cost $78,230)		78,230

SHORT-TERM INVESTMENTS — 63.0%
CERTIFICATES OF DEPOSIT — 37.8%
ABN AMRO Bank NV (Netherlands) 2.73%, 6/5/2019(c)	270,000	269,909
Agricultural Bank of China Ltd. (China)
2.75%, 8/9/2019(c)	100,000	99,498
2.75%, 8/9/2019(c)	100,000	99,497
Banco Del Estado De Chile (Chile) 2.52%, 8/13/2019	100,000	100,022
Bank of China Ltd. (Australia) 2.67%, 8/9/2019(c)	100,000	99,489
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.08%), 2.69%, 6/7/2019(b)	150,000	150,001
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.23%), 2.72%, 6/4/2019(b)	75,000	75,026
(ICE LIBOR USD 1 Month + 0.27%), 2.75%, 6/4/2019(b)	75,000	74,999
(ICE LIBOR USD 1 Month + 0.17%), 2.64%, 6/6/2019(b)	55,000	55,000
(ICE LIBOR USD 1 Month + 0.17%), 2.64%, 6/10/2019(b)	50,000	50,000
(ICE LIBOR USD 1 Month + 0.32%), 2.76%, 6/19/2019(b)	97,000	97,018
(ICE LIBOR USD 3 Month + 0.14%), 2.74%, 7/16/2019(b)	185,000	185,134
3.00%, 9/11/2019	90,000	90,112

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.11%), 2.72%, 6/13/2019(b)	137,000	137,003
(ICE LIBOR USD 3 Month + 0.07%), 2.64%, 8/6/2019(b)	100,000	100,004
2.60%, 10/17/2019	350,000	350,110
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.20%), 2.67%, 6/6/2019(b)	66,000	65,994
China Construction Bank Corp. (China)
2.71%, 6/25/2019	125,000	125,018
2.71%, 6/27/2019	115,000	115,018
2.70%, 7/9/2019	100,000	100,019
2.66%, 7/18/2019	100,000	100,015
2.67%, 8/2/2019	50,000	50,008
2.69%, 8/9/2019(c)	100,000	99,468
2.64%, 8/22/2019	50,000	50,001
2.64%, 8/23/2019	125,000	125,002
2.63%, 8/28/2019	100,000	99,996
2.66%, 9/3/2019	125,000	125,000
2.66%, 9/4/2019	125,000	125,000
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.22%), 2.69%, 6/6/2019(b)	50,000	50,000
(ICE LIBOR USD 3 Month + 0.06%), 2.65%, 7/17/2019(b)	100,000	99,982
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.19%), 2.63%, 6/20/2019(b)	250,000	249,954
(ICE LIBOR USD 3 Month + 0.07%), 2.68%, 6/21/2019(b)	219,000	219,008
(ICE LIBOR USD 3 Month + 0.08%), 2.66%, 7/30/2019(b)	437,000	437,243
(ICE LIBOR USD 3 Month + 0.08%), 2.65%, 8/5/2019(b)	200,000	200,000
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.31%), 2.78%, 6/6/2019(b)	107,000	107,007
(ICE LIBOR USD 1 Month + 0.32%), 2.76%, 6/30/2019(b)	100,000	100,033
(ICE LIBOR USD 3 Month + 0.10%), 2.70%, 7/16/2019(b)	150,000	150,043
2.78%, 8/5/2019(c)	235,000	233,955
2.74%, 8/12/2019(c)	188,000	187,073
2.65%, 9/5/2019	100,000	100,060
2.64%, 11/8/2019(c)	57,000	56,723
2.69%, 12/20/2019(c)	350,000	345,173
2.68%, 1/10/2020(c)	100,000	98,473
2.60%, 2/20/2020(c)	195,000	191,454
Credit Suisse AG (Switzerland)
(SOFR + 0.45%), 2.85%, 6/3/2019(b)	100,000	100,039
(ICE LIBOR USD 1 Month + 0.20%), 2.64%, 6/25/2019(b)	180,000	180,052
2.62%, 10/11/2019	200,000	200,063
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 0.07%), 2.67%, 6/28/2019(b)	244,000	244,014
DZ Bank AG (Germany)
2.61%, 6/19/2019(c)	220,000	219,710
2.60%, 8/7/2019(c)	75,000	74,648
2.52%, 8/23/2019(c)	125,000	124,275
HSBC Bank USA NA (ICE LIBOR USD 1 Month + 0.19%), 2.63%, 6/24/2019(b)	140,000	140,019
Industrial & Commercial Bank of China Ltd. (China)
2.70%, 7/3/2019	160,000	160,025
2.70%, 7/9/2019(c)	200,000	200,034
2.68%, 7/25/2019	35,000	35,006
2.66%, 9/3/2019	200,000	199,999
ING Bank NV (Netherlands)
(ICE LIBOR USD 1 Month + 0.20%), 2.65%, 6/10/2019(b)	305,000	305,000
(ICE LIBOR USD 3 Month + 0.17%), 2.75%, 7/4/2019(b)	60,000	60,013
(ICE LIBOR USD 3 Month + 0.18%), 2.75%, 8/3/2019(b)	150,000	149,999
(ICE LIBOR USD 3 Month + 0.16%), 2.73%, 8/6/2019(b)	375,000	374,998
2.60%, 11/4/2019	75,000	75,000
2.70%, 12/20/2019	300,000	300,149
KBC Bank NV (Belgium) 2.60%, 10/11/2019(c)	250,000	247,681

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Landesbank Hessen-Thueringen Girozentrale (Germany)
2.90%, 7/3/2019	75,000	75,032
2.81%, 7/15/2019	100,000	100,046
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.63%, 6/10/2019(c)	70,000	69,952
2.60%, 8/2/2019(c)	50,000	49,779
Mizuho Bank Ltd. (Japan)
2.69%, 6/14/2019(c)	50,000	49,953
2.64%, 7/8/2019(c)	100,000	99,742
(ICE LIBOR USD 3 Month + 0.10%), 2.70%, 7/15/2019(b)	240,000	240,025
2.53%, 8/26/2019(c)	200,000	198,790
2.60%, 10/15/2019	200,000	200,083
2.61%, 10/21/2019	100,000	100,048
Mizuho Corporate Bank Ltd. (Japan) 2.63%, 10/16/2019(c)	75,000	74,279
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.33%), 2.80%, 6/8/2019(b)	150,000	150,084
(ICE LIBOR USD 1 Month + 0.29%), 2.73%, 6/19/2019(b)	435,000	435,232
(ICE LIBOR USD 1 Month + 0.28%), 2.72%, 6/22/2019(b)	50,000	50,026
(ICE LIBOR USD 1 Month + 0.17%), 2.61%, 6/24/2019(b)	75,000	74,992
2.64%, 12/18/2019(c)	200,000	197,199
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.69%, 6/3/2019(b)	210,000	209,963
(ICE LIBOR USD 1 Month + 0.20%), 2.66%, 6/10/2019(b)	255,000	254,955
(ICE LIBOR USD 3 Month + 0.07%), 2.65%, 7/29/2019(b)	275,000	274,962
Natixis SA (France)
(ICE LIBOR USD 3 Month + 0.18%), 2.79%, 6/6/2019(b)	110,000	110,001
(ICE LIBOR USD 3 Month + 0.15%), 2.75%, 7/15/2019(b)	300,000	300,107
3.05%, 9/16/2019	183,000	183,288
2.65%, 12/16/2019	250,000	250,177
2.70%, 12/20/2019	444,000	444,431
Nordea Bank AB (Finland) (ICE LIBOR USD 3 Month + 0.05%), 2.65%, 7/9/2019(b)	95,000	95,000
Nordea Bank Abp (Finland) (ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(b)	100,000	100,008
Norinchukin Bank (The) (Japan) 2.53%, 11/25/2019	100,000	99,990
Rabobank International (Netherlands) (ICE LIBOR USD 1 Month + 0.19%), 2.68%, 6/3/2019(b)	375,000	374,934
Royal Bank of Canada (Canada)
(ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/14/2019(b)	100,000	100,006
(ICE LIBOR USD 1 Month + 0.25%), 2.69%, 6/24/2019(b)	30,000	30,010
(ICE LIBOR USD 1 Month + 0.23%), 2.66%, 6/28/2019(b)	10,000	10,003
(ICE LIBOR USD 3 Month + 0.08%), 2.66%, 8/2/2019(b)	145,000	145,020
Skandinaviska Enskilda Banken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.10%), 2.56%, 6/9/2019(b)	200,000	200,022
2.58%, 6/25/2019	175,000	175,025
(ICE LIBOR USD 3 Month + 0.13%), 2.73%, 7/4/2019(b)	100,000	100,043
(ICE LIBOR USD 3 Month + 0.01%), 2.59%, 7/29/2019(b)	115,000	115,000
(ICE LIBOR USD 3 Month + 0.02%), 2.60%, 7/29/2019(b)	35,000	35,001
2.60%, 12/2/2019	300,000	300,153
Standard Chartered Bank (United Kingdom)
(ICE LIBOR USD 3 Month + 0.14%), 2.74%, 7/3/2019(b)	125,000	125,017
(ICE LIBOR USD 3 Month + 0.07%), 2.66%, 7/22/2019(b)	200,000	200,014
(ICE LIBOR USD 3 Month + 0.03%), 2.61%, 7/29/2019(b)	200,000	200,004
2.68%, 9/13/2019	25,000	25,018
2.64%, 10/21/2019(c)	160,000	158,420

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Sumitomo Mitsui Banking Corp. (Japan)
2.80%, 6/3/2019	60,000	60,002
(ICE LIBOR USD 1 Month + 0.35%), 2.83%, 6/4/2019(b)	175,000	175,055
(ICE LIBOR USD 1 Month + 0.14%), 2.61%, 6/7/2019(b)	150,000	150,017
(ICE LIBOR USD 1 Month + 0.17%), 2.64%, 6/7/2019(b)	30,000	30,007
(ICE LIBOR USD 1 Month + 0.13%), 2.57%, 6/21/2019(b)	30,000	29,998
(ICE LIBOR USD 1 Month + 0.13%), 2.57%, 6/24/2019(b)	175,000	174,988
2.85%, 7/29/2019(c)	103,000	102,579
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.19%), 2.66%, 6/7/2019(b)	75,000	74,995
2.63%, 11/12/2019(c)	95,000	93,905
Sumitomo Mitsui Trust International Ltd. (Japan)
2.65%, 10/15/2019(c)	50,000	49,523
2.63%, 11/1/2019(c)	80,000	79,141
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(b)	75,000	75,006
(ICE LIBOR USD 3 Month + 0.07%), 2.67%, 6/28/2019(b)	100,000	100,006
Swedbank AB (Sweden) (ICE LIBOR USD 1 Month + 0.18%), 2.62%, 6/25/2019(b)	60,000	60,014
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.11%), 2.72%, 6/6/2019(b)	125,000	125,005
(ICE LIBOR USD 1 Month + 0.23%), 2.69%, 6/9/2019(b)	60,000	60,027
(ICE LIBOR USD 3 Month + 0.12%), 2.73%, 6/27/2019(b)	100,000	100,041
(ICE LIBOR USD 1 Month + 0.18%), 2.62%, 6/28/2019(b)	200,000	200,000
3.00%, 9/9/2019	40,000	40,056
2.60%, 10/15/2019	130,000	130,061
Wells Fargo Bank NA
(SOFR + 0.35%), 2.75%, 6/3/2019(b)	84,250	84,298
(ICE LIBOR USD 1 Month + 0.37%), 2.84%, 6/6/2019(b)	200,000	200,235
(ICE LIBOR USD 1 Month + 0.18%), 2.64%, 6/9/2019(b)	233,000	233,009
(ICE LIBOR USD 1 Month + 0.28%), 2.71%, 6/28/2019(b)	375,000	375,147
(ICE LIBOR USD 3 Month + 0.23%), 2.83%, 7/3/2019(b)	90,000	90,108
Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.04%), 2.58%, 8/13/2019(b)	35,000	35,002

TOTAL CERTIFICATES OF DEPOSIT (Cost $19,135,072)		19,140,325

COMMERCIAL PAPER — 21.2%
Alpine Securitization Ltd. (Switzerland)
2.68%, 9/23/2019(e)	52,000	52,021
2.58%, 11/14/2019(e)	125,000	125,009
2.58%, 11/20/2019(e)	162,000	162,010
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.19%), 2.75%, 8/26/2019(b)(e)	100,000	100,090
Bank of China Ltd. (China)
2.70%, 7/3/2019(c)	250,000	249,419
2.69%, 7/17/2019(c)	75,000	74,752
2.67%, 8/9/2019(c)	330,000	328,357
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.22%), 2.72%, 6/9/2019(b)(e)	90,000	90,042
(ICE LIBOR USD 1 Month + 0.17%), 2.66%, 6/14/2019(b)(e)	175,000	175,002
(ICE LIBOR USD 3 Month + 0.07%), 2.70%, 6/14/2019(b)(e)	60,000	60,001
(ICE LIBOR USD 1 Month + 0.30%), 2.78%, 6/19/2019(b)(e)	165,000	165,063
(ICE LIBOR USD 3 Month + 0.11%), 2.76%, 6/27/2019(b)(e)	150,000	150,055
(ICE LIBOR USD 3 Month + 0.08%), 2.68%, 8/8/2019(b)(e)	65,000	65,009
Barclays Bank plc (United Kingdom)
2.63%, 6/28/2019(c)(e)	250,000	249,517
2.63%, 8/2/2019(c)(e)	35,000	34,840

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.34%), 2.83%, 6/10/2019(b)(e)	103,000	103,011
(ICE LIBOR USD 1 Month + 0.20%), 2.69%, 6/11/2019(b)(e)	20,000	20,007
(ICE LIBOR USD 3 Month + 0.07%), 2.70%, 7/8/2019(b)(e)	50,000	50,004
(ICE LIBOR USD 3 Month + 0.11%), 2.67%, 8/26/2019(b)(e)	35,000	35,010
BNG Bank NV (Netherlands) 2.39%, 6/4/2019(c)(e)	200,000	199,946
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 1 Month + 0.32%), 2.84%, 6/3/2019(b)(e)	50,000	50,039
(ICE LIBOR USD 1 Month + 0.33%), 2.85%, 6/3/2019(b)(e)	100,000	100,053
Cancara Asset Securitisation LLC 2.61%, 6/25/2019(c)	125,000	124,787
Cedar Springs Capital Co. 2.50%, 6/3/2019(c)(e)	107,677	107,654
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.68%, 6/16/2019(b)(e)	29,000	29,012
(ICE LIBOR USD 1 Month + 0.28%), 2.75%, 6/19/2019(b)(e)	160,000	160,113
(ICE LIBOR USD 3 Month + 0.03%), 2.65%, 7/30/2019(b)(e)	50,000	50,003
(ICE LIBOR USD 3 Month + 0.04%), 2.64%, 8/7/2019(b)(e)	50,000	50,006
(ICE LIBOR USD 3 Month + 0.05%), 2.65%, 8/7/2019(b)(e)	40,000	40,008
(ICE LIBOR USD 3 Month + 0.05%), 2.63%, 8/10/2019(b)(e)	100,000	100,013
Credit Industriel et Commercial (France) 2.75%, 8/12/2019(c)	100,000	99,507
Credit Suisse AG 2.61%, 10/15/2019(c)	200,000	198,085
DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.13%), 2.62%, 6/12/2019(b)(e)	110,000	110,011
Fairway Finance Co. LLC (ICE LIBOR USD 1 Month + 0.23%), 2.72%, 6/14/2019(b)(e)	50,000	50,005
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.59%, 6/7/2019(c)(e)	300,000	299,858
2.59%, 7/12/2019(c)	300,000	299,134
2.59%, 8/2/2019(c)(e)	180,000	179,218
2.57%, 8/9/2019(c)(e)	50,000	49,759
2.55%, 8/13/2019(c)(e)	190,000	189,029
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.19%), 2.69%, 6/9/2019(b)(e)	100,000	100,020
(ICE LIBOR USD 1 Month + 0.20%), 2.69%, 6/13/2019(b)(e)	113,000	113,025
(ICE LIBOR USD 1 Month + 0.30%), 2.78%, 6/19/2019(b)(e)	100,000	100,039
(ICE LIBOR USD 3 Month + 0.04%), 2.61%, 8/13/2019(b)(e)	300,000	300,011
(ICE LIBOR USD 3 Month + 0.04%), 2.60%, 8/20/2019(b)(e)	130,000	130,006
2.60%, 12/6/2019(c)(e)	250,000	246,607
2.62%, 12/17/2019(c)(e)	175,000	172,481
ING US Funding LLC (Netherlands) (ICE LIBOR USD 3 Month + 0.08%), 2.73%, 6/3/2019(b)	50,000	50,000
Kells Funding LLC
2.59%, 6/14/2019(c)(e)	150,000	149,858
2.60%, 6/20/2019(c)(e)	75,000	74,899
2.59%, 6/21/2019(c)(e)	100,000	99,858
2.54%, 8/14/2019(c)	150,000	149,223
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.05%), 2.69%, 7/5/2019(b)	100,000	100,000
2.66%, 9/13/2019(c)	200,000	198,524
LMA-Americas LLC 2.59%, 11/13/2019(c)(e)	60,000	59,289
Matchpoint Finance plc (Ireland)
3.03%, 6/7/2019(c)(e)	25,000	24,988
2.52%, 8/14/2019(c)(e)	35,000	34,816
2.61%, 11/6/2019(c)	40,000	39,544
MetLife Short Term Funding LLC 2.61%, 10/24/2019(c)(e)	41,000	40,578
Mizuho Bank Ltd. (Japan)
2.66%, 9/9/2019(c)(e)	35,000	34,757
2.56%, 11/12/2019(c)	85,000	84,034

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.17%), 2.66%, 6/13/2019(b)(e)	100,000	100,008
(ICE LIBOR USD 1 Month + 0.37%), 2.84%, 6/17/2019(b)(e)	123,000	123,187
(ICE LIBOR USD 1 Month + 0.23%), 2.70%, 6/28/2019(b)(e)	75,000	75,024
Natixis SA (France) (ICE LIBOR USD 1 Month + 0.19%), 2.67%, 6/7/2019(b)	120,000	120,050
Nordea Bank AB (Finland)
2.59%, 10/4/2019(c)	125,000	123,915
2.59%, 10/8/2019(c)	100,000	99,104
Old Line Funding LLC
3.03%, 6/20/2019(c)(e)	20,000	19,973
2.63%, 8/21/2019(c)(e)	80,000	79,551
2.60%, 10/16/2019(c)(e)	100,000	99,043
2.60%, 11/4/2019(c)	150,000	148,355
Royal Bank of Canada (Canada)
(ICE LIBOR USD 1 Month + 0.18%), 2.70%, 6/3/2019(b)(e)	125,000	125,014
(ICE LIBOR USD 3 Month + 0.21%), 2.84%, 7/8/2019(b)(e)	100,000	100,105
(ICE LIBOR USD 3 Month + 0.16%), 2.80%, 7/15/2019(b)(e)	115,000	115,091
(ICE LIBOR USD 3 Month + 0.06%), 2.70%, 7/17/2019(b)(e)	300,000	299,999
Societe Generale SA (France) (ICE LIBOR USD 1 Month + 0.14%), 2.61%, 7/3/2019(b)(e)	220,000	219,980
Starbird Funding Corp.
2.61%, 10/15/2019(c)(e)	150,000	148,541
2.61%, 11/4/2019(c)(e)	30,000	29,665
2.57%, 11/13/2019(c)(e)	30,000	29,644
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.51%, 9/27/2019(c)(e)	80,000	79,347
Thunder Bay Funding LLC
(ICE LIBOR USD 1 Month + 0.12%), 2.62%, 6/13/2019(b)(e)	140,000	140,000
(ICE LIBOR USD 1 Month + 0.24%), 2.71%, 6/27/2019(b)(e)	150,000	150,032
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.21%), 2.70%, 6/15/2019(b)(e)	60,000	60,024
(ICE LIBOR USD 1 Month + 0.37%), 2.85%, 6/20/2019(b)(e)	200,000	200,259
(ICE LIBOR USD 3 Month + 0.07%), 2.68%, 8/2/2019(b)(e)	175,000	175,024
Toyota Credit Canada, Inc. (Canada) 2.69%, 7/18/2019	30,000	30,000
Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.15%), 2.80%, 6/13/2019(b)	50,000	50,022
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 3 Month + 0.10%), 2.73%, 7/15/2019(b)	75,000	75,032
UBS AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.05%), 2.69%, 7/16/2019(b)(e)	30,000	30,000
(ICE LIBOR USD 3 Month + 0.09%), 2.69%, 8/7/2019(b)(e)	160,000	159,999
Versailles Commercial Paper LLC
2.62%, 6/4/2019(c)(e)	50,000	49,987
2.60%, 6/5/2019(c)(e)	50,000	49,983
Victory Receivables Corp. 2.42%, 6/6/2019(c)(e)	100,000	99,960
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.10%), 2.77%, 6/20/2019(b)(e)	100,000	100,032
(ICE LIBOR USD 3 Month + 0.13%), 2.76%, 7/15/2019(b)(e)	131,000	131,087

TOTAL COMMERCIAL PAPER (Cost $10,713,173)		10,715,053

TIME DEPOSITS — 3.1%
Citibank NA 2.49%, 6/6/2019	300,000	300,000
DBS Bank Ltd. 2.43%, 6/4/2019	400,000	400,000
Erste Group Bank AG (Austria) 2.40%, 6/3/2019	131,898	131,898
Mizuho Bank Ltd. (Japan)
2.41%, 6/3/2019	500,000	500,000
2.41%, 6/3/2019	20,000	20,000
2.43%, 6/4/2019	200,000	200,000

TOTAL TIME DEPOSITS (Cost $1,551,898)		1,551,898

U.S. TREASURY OBLIGATIONS — 0.9%

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. Treasury Bills
2.42%, 10/10/2019(c)	200,000	198,356
2.40%, 11/14/2019(c)	250,000	247,382

TOTAL U.S. TREASURY OBLIGATIONS (Cost $445,527)		445,738

TOTAL SHORT-TERM INVESTMENTS (Cost $31,845,670)		31,853,014

Total Investments — 99.4% (Cost $50,259,625)		50,267,400
Other Assets Less Liabilities — 0.6%		293,769

Net Assets — 100.0%		50,561,169

Percentages indicated are based on net assets.

Abbreviations

DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The rate shown is the effective yield as of May 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2019, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 03, 2019, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
JPMorgan Prime Money Market Fund	$350,000	$350,073	$357,077

Repurchase Agreements — At May 31, 2019, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	JPMorgan Prime Money Market Fund
BNP Paribas SA	2.51%	$58,334
TD Securities (USA) LLC	2.50%	58,333
Wells Fargo Securities LLC	2.50%	233,333
Total		$350,000

At May 31, 2019, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.00% - 3.56%	11/27/2019 - 11/14/2028
FHLB	0.00% - 5.50%	6/3/2019 - 3/1/2049
FHLMC	1.13% - 7.00%	7/26/2019 - 5/1/2049
FNMA	0.88% - 8.50%	6/20/2019 - 4/1/2049
GNMA	1.50% - 9.00%	7/20/2019 - 3/20/2069
Tennessee Valley Authority	0.00% - 7.13%	9/15/2024 - 9/15/2065
U.S. Treasury Securities	0.00% - 3.38%	7/15/2019 - 2/15/2049

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, the Institutional Tax Free Money Market Fund and the Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$50,267,440	$—	$50,267,440

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 75.0%
Alabama — 0.3%
East Alabama Health Care Authority, Health Care Facilities Series B, Rev., VRDO, 1.45%, 6/7/2019(b)	29,745	29,745
Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 2.20%, 6/3/2019(b)	2,425	2,425
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project
Series A, Rev., VRDO, LOC: Bank of America NA, 1.43%, 6/7/2019(b)(c)	6,970	6,970
Series B, Rev., VRDO, LOC: Societe Generale, 1.46%, 6/7/2019(b)(c)	4,970	4,970

		44,110

Alaska — 0.7%
Alaska Housing Finance Corp., Home Mortgage
Series A, Rev., VRDO, LIQ: FHLB, 1.40%, 6/7/2019(b)	14,280	14,280
Series B, Rev., VRDO, LIQ: FHLB, 1.40%, 6/7/2019(b)	14,245	14,245
Alaska Housing Finance Corp., Various, Governmental Purpose Series A, Rev., VRDO, 1.40%, 6/7/2019(b)	19,500	19,500
City of Valdez, Exxon Pipeline Co. Project
Series 1993-C, Rev., VRDO, 2.20%, 6/3/2019(b)	10,400	10,400
Series B, Rev., VRDO, 2.20%, 6/3/2019(b)	23,175	23,175
Rev., VRDO, 2.31%, 6/3/2019(b)	10,050	10,050
City of Valdez, ExxonMobil Project Series 2001, Rev., VRDO, 1.60%, 6/3/2019(b)	9,630	9,630

		101,280

Arizona — 0.8%
Arizona Health Facilities Authority, Banner Health Series H, Rev., VRDO, LOC: Northern Trust Co., 1.44%, 6/7/2019(b)	37,000	37,000
Arizona Health Facilities Authority, Catholic Healthcare West Loan 2008 Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.43%, 6/7/2019(b)	3,680	3,680
Arizona State University Series A, Rev., VRDO, 1.47%, 6/7/2019(b)	15,350	15,350
Industrial Development Authority of The City of Phoenix, Del Mar Terrace Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.40%, 6/7/2019(b)	2,000	2,000
Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic Series 2014A, Rev., VRDO, LIQ: Bank of America NA, 1.56%, 6/3/2019(b)	9,000	9,000
Maricopa County Industrial Development Authority, Multifamily Housing, San Clemente Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	18,200	18,200
Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 1.45%, 6/7/2019(b)	34,655	34,655

		119,885

California — 1.8%
California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.37%, 6/7/2019(b)	12,385	12,385
California Statewide Communities Development Authority, Kaiser Permanente Series M, Rev., VRDO, 1.20%, 6/7/2019(b)	3,900	3,900
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments
Series H-1, Rev., VRDO, LOC: Bank of China, 1.35%, 6/7/2019(b)	73,990	73,990
Series H-2, Rev., VRDO, LOC: Bank of China, 1.42%, 6/7/2019(b)	58,565	58,565
City of Los Angeles Rev., TRAN, 4.00%, 6/27/2019	12,805	12,825
City of San Jose, Multifamily Housing, Almaden Lake Village Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.49%, 6/7/2019(b)	8,500	8,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project Rev., VRDO, LOC: Bank of America NA, 1.46%, 6/7/2019(b)	5,800	5,800
San Diego Community College District Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 1.38%, 6/7/2019(b)(c)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	34,545	34,545
Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.42%, 6/7/2019(b)(c)	14,400	14,400
Series 2018-BAML0005, Rev., VRDO, FHLMC, LIQ: Bank of America NA, 1.49%, 6/7/2019(b)(c)	35,480	35,480

		266,390

Colorado — 3.1%
City of Colorado Springs, Utilities System
Series A, Rev., VRDO, LIQ: U.S. Bank NA, 1.38%, 6/7/2019(b)	9,900	9,900
Series C, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	18,335	18,335
City of Colorado Springs, Utilities System, Subordinate Lien
Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.41%, 6/7/2019(b)	88,280	88,280
Series A, Rev., VRDO, LIQ: Mizuho Bank Ltd., 1.41%, 6/7/2019(b)	40,930	40,930
Colorado Educational and Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 1.39%, 6/7/2019(b)	88,470	88,470
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019 D, Class I, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.53%, 6/7/2019(b)	22,500	22,500
County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Rev., VRDO, FHLMC, LOC: FHLMC, 1.42%, 6/7/2019(b)	13,920	13,920
State of Colorado Rev., TRAN, 4.00%, 6/26/2019	14,280	14,301
State of Colorado, Education Loan Program Series B, Rev., TRAN, 3.00%, 6/27/2019	70,000	70,070
University of Colorado Hospital Authority
Series 2018-B, Rev., VRDO, LIQ: TD Bank NA, 1.55%, 6/7/2019(b)	35,700	35,700
Series 2018-C, Rev., VRDO, LIQ: TD Bank NA, 1.55%, 6/7/2019(b)	50,000	50,000

		452,406

Connecticut — 1.2%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries A-3, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.40%, 6/7/2019(b)	20,335	20,335
Subseries B-3, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)	10,000	10,000
Subseries F-5, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.42%, 6/7/2019(b)	48,200	48,200
Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.45%, 6/7/2019(b)	27,955	27,955
Subseries C-3, Rev., VRDO, AMT, LIQ: TD Bank NA, 1.47%, 6/7/2019(b)	20,000	20,000
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series D, Rev., VRDO, LOC: Bank of America NA, 1.40%, 6/7/2019(b)	42,770	42,770

		169,260

Delaware — 0.1%
Delaware State Health Facilities Authority, Christiana Care Health Services Series B, Rev., VRDO, 1.43%, 6/7/2019(b)	18,105	18,105

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
District of Columbia - 2.3%
District of Columbia, Georgetown University
Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.41%, 6/7/2019(b)	33,055	33,055
Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019(b)	22,525	22,525
District of Columbia, Medlantic/Helix Issue, Tranche II Series A, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	22,385	22,385
District of Columbia, The Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	92,755	92,755
District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, LIQ: TD Bank NA, 1.46%, 6/7/2019(b)	22,510	22,510
Metropolitan Washington Airports Authority, Airport System
Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	17,310	17,310
Series A, Subseries A-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.46%, 6/7/2019(b)	52,040	52,040
Series D-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.47%, 6/7/2019(b)	20,000	20,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	50,000	50,000

		332,580

Florida — 2.0%
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019 B, Rev., VRDO, 1.41%, 6/7/2019(b)	48,000	48,000
Series 2019 C, Rev., VRDO, 1.41%, 6/7/2019(b)	4,105	4,105
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	5,000	5,000
Florida Department of Environmental Protection, Everglades Restoration Series A, Rev., VRDO, AGC, 1.42%, 6/7/2019(b)	4,175	4,175
Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.46%, 6/7/2019(b)	16,575	16,575
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Series I-2, Rev., VRDO, 1.40%, 6/7/2019(b)	49,100	49,100
Series 2012I, Rev., VRDO, 1.43%, 6/7/2019(b)	30,200	30,200
Series A, Rev., VRDO, 1.43%, 6/7/2019(b)	32,500	32,500
Series I-1, Rev., VRDO, 1.43%, 6/7/2019(b)	26,770	26,770
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.54%, 6/7/2019(b)	2,845	2,845
JEA Water and Sewer System Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.53%, 6/7/2019(b)	46,670	46,670
Orange County Housing Finance Authority, Multifamily, Post Fountains Project Rev., VRDO, FNMA, LIQ: FNMA, 1.40%, 6/7/2019(b)	13,800	13,800
Osceola County Multi-Family Housing Finance Authority, Regatta Bay Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.54%, 6/7/2019(b)	10,330	10,330
Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.54%, 6/7/2019(b)	8,530	8,530

		298,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Georgia — 0.4%
Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.52%, 6/7/2019(b)	1,810	1,810
Rib Floater Trust Various States Series 2018-016, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	44,965	44,965
Tender Option Bond Trust Receipts/Certificates Series 2018-ZF0656, Rev., VRDO, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)(c)	7,500	7,500

		54,275

Hawaii — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-13, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	20,000	20,000

Idaho — 0.0%(d)
City of Coeur d’Alene Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)	3,775	3,775

Illinois — 4.4%
Chicago Midway International Airport, Second Lien Series C-1, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.46%, 6/7/2019(b)	38,790	38,790
Chicago O’Hare International Airport, Third Lien
Series C, Rev., VRDO, LOC: Bank of America NA, 1.42%, 6/7/2019(b)	20,700	20,700
Rev., VRDO, LOC: Barclays Bank plc, 1.43%, 6/7/2019(b)	77,200	77,200
City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	4,300	4,300
County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.47%, 6/7/2019(b)	835	835
County of Lake, Multifamily Housing, Whispering Oaks Apartments Project Rev., VRDO, FHLMC, LIQ: FHLMC, 1.43%, 6/7/2019(b)	21,500	21,500
Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.37%, 6/7/2019(b)	11,790	11,790
Illinois Educational Facilities Authority, The Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	8,000	8,000
Illinois Finance Authority, Advocate Healthcare Network Subseries C-3A, Rev., VRDO, LIQ: Northern Trust Co., 1.39%, 6/7/2019(b)	17,150	17,150
Illinois Finance Authority, Bradley University
Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	28,385	28,385
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	12,790	12,790
Illinois Finance Authority, Chicago Historical Society Rev., VRDO, LOC: BMO Harris Bank NA, 1.46%, 6/7/2019(b)	47,025	47,025
Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	43,015	43,015
Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 1.43%, 6/7/2019(b)	20,945	20,945
Illinois Finance Authority, Mccormick Theological Series 2001-B, Rev., VRDO, LOC: Northern Trust Co., 1.48%, 6/7/2019(b)	15,250	15,250
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.50%, 6/7/2019(b)	12,300	12,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, Northwestern Memorial Hospital Series A-4, Rev., VRDO, LIQ: TD Bank NA, 2.20%, 6/3/2019(b)	4,185	4,185
Illinois Finance Authority, OSF Healthcare System Series 2018 C, Rev., VRDO, LOC: PNC Bank NA, 2.12%, 6/3/2019(b)	6,760	6,760
Illinois Finance Authority, The University of Chicago Medical Center
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.52%, 6/3/2019(b)	5,955	5,955
Series D-1, Rev., VRDO, LOC: PNC Bank NA, 2.12%, 6/3/2019(b)	19,300	19,300
Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.46%, 6/7/2019(b)	38,820	38,820
Illinois Finance Authority, The Wbez Alliance, Inc., Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.40%, 6/7/2019(b)	15,000	15,000
Illinois Finance Authority, University of Chicago Series B, Rev., VRDO, 1.42%, 6/7/2019(b)	19,419	19,419
Illinois Housing Development Authority, Homeowner Mortgage
Series 2018-A-2, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: FHLB, 1.39%, 6/7/2019(b)	12,500	12,500
Series C-3, Rev., VRDO, AMT, LIQ: FHLB, 1.50%, 6/7/2019(b)	5,500	5,500
Illinois Housing Development Authority, Multifamily Housing, Prairie Station Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.44%, 6/7/2019(b)	17,900	17,900
Illinois State Toll Highway Authority, Variable Rate Senior Priority
Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.41%, 6/7/2019(b)	20,000	20,000
Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	63,600	63,600
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services Rev., VRDO, LOC: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	21,300	21,300
Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.48%, 6/7/2019(b)	9,300	9,300

		639,514

Indiana — 1.4%
City of Rockport, PCR, AEP Generating Co. Project Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.45%, 6/7/2019(b)	9,100	9,100
Indiana Finance Authority, Ascention Health SR Credit Group Series E-8, Rev., VRDO, 1.44%, 6/7/2019(b)	39,525	39,525
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.42%, 6/7/2019(b)	30,610	30,610
Indiana Finance Authority, Educational Facilities, Depauw University Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.38%, 6/7/2019(b)	4,975	4,975
Indiana Finance Authority, Parkview Health System Obligated Group
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.50%, 6/3/2019(b)	7,075	7,075
Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 2.20%, 6/3/2019(b)	23,350	23,350
Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019(b)	53,375	53,375
Indiana Health and Educational Facilities Financing Authority, Community Hospital Lagrange County Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	17,095	17,095
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.46%, 6/7/2019(b)	13,975	13,975

		199,080

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Iowa — 1.3%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project
Rev., VRDO, 1.46%, 6/7/2019(b)	27,635	27,635
Rev., VRDO, 1.47%, 6/7/2019(b)	20,750	20,750
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Series 2011, Rev., VRDO, LOC: Great Western Bank, 1.44%, 6/7/2019(b)	6,250	6,250
Iowa Finance Authority, Multi-Family Housing Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	11,130	11,130
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.47%, 6/7/2019(b)	110,300	110,300
Iowa Finance Authority, Trinity Health Series D, Rev., VRDO, 1.43%, 6/7/2019(b)	7,230	7,230

		183,295

Kentucky — 0.8%
Boyle County, Centre College Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	34,035	34,035
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project Series 2008-A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.54%, 6/7/2019(b)	46,947	46,947
Louisville Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding Series C, Rev., VRDO, 2.28%, 6/3/2019(b)	33,800	33,800

		114,782

Louisiana — 1.6%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series A, Rev., VRDO, 2.31%, 6/3/2019(b)	99,650	99,650
Series B, Rev., VRDO, 2.31%, 6/3/2019(b)	68,650	68,650
Louisiana Public Facilities Authority, Multifamily Housing, River View Rev., VRDO, FHLMC, 1.37%, 6/7/2019(b)	11,200	11,200
Parish of East Baton Rouge, ExxonMobil Project Rev., VRDO, 2.25%, 6/3/2019(b)	2,600	2,600
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project Rev., VRDO, 2.27%, 6/3/2019(b)	50,000	50,000
State of Louisiana, Gas and Fuels Tax Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	7,240	7,240

		239,340

Maryland — 1.1%
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily, Barrington Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	5,265	5,265
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily, Monteverde Apartments Series E, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.46%, 6/7/2019(b)	7,100	7,100
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily, Walker Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.46%, 6/7/2019(b)	11,700	11,700
Maryland Economic Development Corp., Howard Hughes Medical Series B, Rev., VRDO, 1.45%, 6/7/2019(b)	46,685	46,685
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program
Series B, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	6,300	6,300
Series D, Rev., VRDO, LOC: Bank of America NA, 1.46%, 6/7/2019(b)	1,354	1,354

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series D, Rev., VRDO, LOC: TD Bank NA, 2.10%, 6/3/2019(b)	1,100	1,100
Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.40%, 6/7/2019(b)	23,045	23,045
Montgomery County Housing Opportunities Commission, Oakfield Apartments Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.46%, 6/7/2019(b)	2,000	2,000
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series B, Rev., VRDO, AMT, LOC: PNC Bank NA, 1.48%, 6/7/2019(b)	8,450	8,450
Montgomery County Revenue Authority Rev., VRDO, 1.85%, 6/3/2019(b)	29,455	29,455
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	19,460	19,460

		161,914

Massachusetts — 1.2%
Massachusetts Bay Transportation Authority, General Transportation System Series A-1, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)	27,260	27,260
Massachusetts Bay Transportation Authority, Sales Tax Subseries A-1, Rev., VRDO, LIQ: State Street Bank & Trust, 1.40%, 6/7/2019(b)	45,255	45,255
Massachusetts Development Finance Agency, First Mortgage Brookhaven Series B, Rev., VRDO, LOC: Bank of America NA, 1.43%, 6/7/2019(b)	1,600	1,600
Massachusetts Development Finance Agency, Partners Healthcare System Series M-1, Rev., VRDO, LOC: U.S. Bank NA, 1.48%, 6/3/2019(b)	14,150	14,150
Massachusetts Health and Educational Facilities Authority, Capital Asset Program
Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.42%, 6/7/2019(b)	1,900	1,900
Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.44%, 6/7/2019(b)	15,520	15,520
Massachusetts Health and Educational Facilities Authority, Partners Healthcare System Series F3, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	14,865	14,865
Rib Floater Trust Various States
Series 2018-012, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	11,870	11,870
Series 2019-004, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	38,000	38,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	4,190	4,190

		174,610

Michigan — 1.5%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.39%, 6/7/2019(b)	1,140	1,140
Michigan Finance Authority Rev., VRDO, 1.85%, 6/3/2019(b)	32,530	32,530
Michigan State Housing Development Authority, Rental Housing
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.47%, 6/7/2019(b)	44,610	44,610
Series D, Rev., VRDO, AMT, LIQ: Bank of America NA, 1.47%, 6/7/2019(b)	52,100	52,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Michigan State Housing Development Authority, Single-Family Mortgage
Series B, Rev., VRDO, AMT, LIQ: Industrial & Commercial Bank of China, 1.44%, 6/7/2019(b)	48,325	48,325
Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.48%, 6/7/2019(b)	11,130	11,130
Tender Option Bond Trust Receipts/Certificates
Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	11,580	11,580
Series 2018-XG0186, Rev., VRDO, LIQ: Bank of America NA, 1.45%, 6/7/2019(b)(c)	21,540	21,540

		222,955

Minnesota — 1.7%
City of Oak Park Heights, Multi-Family Housing, Boutwells Landing Rev., VRDO, FHLMC, LIQ: FHLMC, 1.40%, 6/7/2019(b)	21,900	21,900
City of Rochester, Health Care Facilities, Mayo Clinic
Series B, Rev., VRDO, 1.43%, 6/7/2019(b)	41,250	41,250
Series A, Rev., VRDO, 1.52%, 6/7/2019(b)	20,395	20,395
County of Hennepin Series 2018B, GO, VRDO, LIQ: TD Bank NA, 1.38%, 6/7/2019(b)	10,000	10,000
Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.44%, 6/7/2019(b)	7,620	7,620
Minneapolis and St Paul Housing and Redevelopment Authority, Health Care, Allina Health
Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.40%, 6/7/2019(b)	42,875	42,875
Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.41%, 6/7/2019(b)	36,900	36,900
Minnesota Housing Finance Agency, Residential Housing Finance
Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)	37,800	37,800
Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: FHLB, 1.47%, 6/7/2019(b)	23,000	23,000

		241,740

Mississippi — 3.6%
County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 2.20%, 6/3/2019(b)	27,175	27,175
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series B, Rev., VRDO, 1.50%, 6/3/2019(b)	16,105	16,105
Series C, Rev., VRDO, 1.55%, 6/3/2019(b)	2,820	2,820
Series 2007C, Rev., VRDO, 2.20%, 6/3/2019(b)	24,750	24,750
Series 2009A, Rev., VRDO, 2.20%, 6/3/2019(b)	5,390	5,390
Series 2010 I, Rev., VRDO, 2.20%, 6/3/2019(b)	34,275	34,275
Series 2011A, Rev., VRDO, 2.20%, 6/3/2019(b)	7,850	7,850
Series C, Rev., VRDO, 2.20%, 6/3/2019(b)	2,680	2,680
Series D, Rev., VRDO, 2.20%, 6/3/2019(b)	18,400	18,400
Series G, Rev., VRDO, 2.20%, 6/3/2019(b)	30,750	30,750
Series G, Rev., VRDO, 2.20%, 6/3/2019(b)	8,075	8,075
Series 2011 F, Rev., VRDO, 2.29%, 6/3/2019(b)	14,895	14,895
Series A, Rev., VRDO, 2.29%, 6/3/2019(b)	56,100	56,100
Series J, Rev., VRDO, 2.29%, 6/3/2019(b)	54,590	54,590
Series 2009 B, Rev., VRDO, 2.40%, 6/3/2019(b)	7,000	7,000
Series 2009E, Rev., VRDO, 2.40%, 6/3/2019(b)	17,990	17,990

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2010 H, Rev., VRDO, 2.40%, 6/3/2019(b)	27,600	27,600
Series 2011 G, Rev., VRDO, 2.40%, 6/3/2019(b)	6,450	6,450
Series K, Rev., VRDO, 2.40%, 6/3/2019(b)	10,600	10,600
Series L, Rev., VRDO, 2.40%, 6/3/2019(b)	27,260	27,260
Series A, Rev., VRDO, 1.40%, 6/7/2019(b)	78,430	78,430
Mississippi Development Bank, Industrial Water System Project Series 2009, Rev., VRDO, 2.20%, 6/3/2019(b)	8,200	8,200
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Health Services
Series 1, Rev., VRDO, 1.40%, 6/7/2019(b)	31,725	31,725
Series 1997-1, Rev., VRDO, 1.41%, 6/7/2019(b)	7,305	7,305

		526,415

Missouri — 3.0%
City of Kansas, ROE Bartle Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.39%, 6/7/2019(b)	59,075	59,075
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series D, Rev., VRDO, 1.38%, 6/7/2019(b)	62,795	62,795
Series A, Rev., VRDO, LIQ: BJC Health System, 1.40%, 6/7/2019(b)	68,795	68,795
Series B, Rev., VRDO, LIQ: BJC Health System, 1.40%, 6/7/2019(b)	61,450	61,450
Series C, Rev., VRDO, LIQ: BJC Health System, 1.40%, 6/7/2019(b)	39,225	39,225
Series E, Rev., VRDO, 1.48%, 6/7/2019(b)	37,500	37,500
Health and Educational Facilities Authority of the State of Missouri, SSM Health
Series F, Rev., VRDO, 1.48%, 6/3/2019(b)	12,375	12,375
Series E, Rev., VRDO, 1.41%, 6/7/2019(b)	9,845	9,845
Series F, Rev., VRDO, 1.47%, 6/7/2019(b)	24,000	24,000
Series G, Rev., VRDO, 1.47%, 6/7/2019(b)	36,580	36,580
Health and Educational Facilities Authority of the State of Missouri, Washington University Series C, Rev., VRDO, LIQ: U.S. Bank NA, 2.10%, 6/3/2019(b)	11,165	11,165
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0575, Rev., VRDO, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	8,000	8,000

		430,805

Nebraska — 0.2%
County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 2.15%, 6/3/2019(b)	25,235	25,235

Nevada — 0.8%
City of Reno, Hospital, Renown Regional Medical Center Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.41%, 6/7/2019(b)	32,175	32,175
Clark County, Department of Aviation, Nevada Airport System, Subordinate Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	9,175	9,175
Clark County, Industrial Development, Southwest Gas Corp. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.45%, 6/7/2019(b)	16,555	16,555
Clark County, Passenger Facility Charge, Mccarran International Airport Series F-2, Rev., VRDO, LOC: Union Bank NA, 1.41%, 6/7/2019(b)	31,015	31,015
Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.47%, 6/7/2019(b)	7,850	7,850
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2733, GO, VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	15,000	15,000
Series 2019-G98, GO, VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	4,750	4,750

		116,520

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College Series B, Rev., VRDO, LIQ: Bank of New York Mellon, 2.21%, 6/3/2019(b)	25,765	25,765

New Jersey — 0.2%
Rib Floater Trust Various States
Series 2018-019, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	15,820	15,820
Series 2018-020, Rev., VRDO, LIQ: Barclays Bank plc, 1.47%, 6/7/2019(b)(c)	17,495	17,495

		33,315

New Mexico — 0.1%
University of New Mexico, Subordinate Lien System Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.50%, 6/7/2019(b)	13,185	13,185

New York — 15.1%
City of New York Subseries L-5, GO, VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	51,460	51,460
City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	57,905	57,905
City of New York, Fiscal Year 2008
Series 2008, Subseries J-5, GO, VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	9,035	9,035
Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 2.33%, 6/3/2019(b)	55,310	55,310
Series D, Subseries D-4, GO, VRDO, LIQ: BMO Harris Bank NA, 1.37%, 6/7/2019(b)	18,570	18,570
Subseries D-3, GO, VRDO, LIQ: BMO Harris Bank NA, 1.37%, 6/7/2019(b)	24,700	24,700
City of New York, Fiscal Year 2012
Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 2.23%, 6/3/2019(b)	32,250	32,250
Series D, Subseries D-3A, GO, VRDO, LIQ: Bank of New York Mellon, 2.27%, 6/3/2019(b)	49,155	49,155
City of New York, Fiscal Year 2013
Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	7,000	7,000
Series A, Subseries A-2, GO, VRDO, LIQ: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	28,100	28,100
Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	3,400	3,400
City of New York, Fiscal Year 2014
Subseries D-4, GO, VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	39,875	39,875
Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	61,550	61,550
City of New York, Fiscal Year 2015
Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 2.18%, 6/3/2019(b)	6,125	6,125
Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.45%, 6/7/2019(b)	14,200	14,200
City of New York, Fiscal Year 2017 Series A, Subseries A-6, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 2.33%, 6/3/2019(b)	35,345	35,345
City of New York, Fiscal Year 2018
Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 2.18%, 6/3/2019(b)	8,000	8,000
Subseries E-5, GO, VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	13,005	13,005

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
County of Erie GO, RAN, 3.50%, 6/30/2019	29,255	29,291
County of Nassau Series B, GO, TAN, 4.00%, 9/16/2019	48,575	48,859
Metropolitan Transportation Authority
Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 2.20%, 6/3/2019(b)	1,615	1,615
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	33,800	33,800
Subseries E-1, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	26,910	26,910
New York City Housing Development Corp., Multi-Family Housing, Ogden Avenue Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	4,760	4,760
New York City Housing Development Corp., Multi-Family Rental Housing, Brittany Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	16,200	16,200
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	10,630	10,630
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2003 Subseries F-1-A, Rev., VRDO, LIQ: Barclays Bank plc, 1.42%, 6/7/2019(b)	13,780	13,780
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2008 Subseries B-1A, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.40%, 6/7/2019(b)	64,400	64,400
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012
Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 1.50%, 6/3/2019(b)	6,555	6,555
Subseries A-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.15%, 6/3/2019(b)	7,625	7,625
Series 2012, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank NA, 2.20%, 6/3/2019(b)	5,850	5,850
Series B, Subseries B-4, Rev., VRDO, LIQ: State Street Bank & Trust, 2.20%, 6/3/2019(b)	5,240	5,240
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	32,250	32,250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2008 Subseries BB-2, Rev., VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	6,000	6,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2009 Subseries BB-1, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.25%, 6/3/2019(b)	11,300	11,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(b)	42,745	42,745
Subseries FF-1, Rev., VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	12,900	12,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013
Series AA, Subseries AA-1, Rev., VRDO, LIQ: PNC Bank NA, 2.15%, 6/3/2019(b)	33,665	33,665
Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.42%, 6/7/2019(b)	37,700	37,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Subseries AA-4, Rev., VRDO, LIQ: Bank of Montreal, 2.10%, 6/3/2019(b)	37,680	37,680
Subseries 2014 AA-3, Rev., VRDO, LIQ: TD Bank NA, 2.20%, 6/3/2019(b)	17,055	17,055
Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	32,565	32,565
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015-BB-2, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.20%, 6/3/2019(b)	5,805	5,805
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, LIQ: PNC Bank NA, 2.15%, 6/3/2019(b)	81,205	81,205
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series BB-1B, Rev., VRDO, LIQ: State Street Bank & Trust, 2.26%, 6/3/2019(b)	56,850	56,850
Subseries BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019(b)	37,400	37,400
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.42%, 6/7/2019(b)	30,050	30,050
New York City Transitional Finance Authority, Future Tax Secured
Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.15%, 6/3/2019(b)	30,835	30,835
Subseries C4, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.22%, 6/3/2019(b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, LIQ: PNC Bank NA, 1.43%, 6/7/2019(b)	50,510	50,510
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(b)	33,110	33,110
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Subseries 2010 G-6, Rev., VRDO, LIQ: Barclays Bank plc, 2.18%, 6/3/2019(b)	15,690	15,690
Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.40%, 6/7/2019(b)	41,340	41,340
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.40%, 6/3/2019(b)	83,190	83,190
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Subseries E-4, Rev., VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	7,000	7,000
Subseries A-3, Rev., VRDO, LIQ: Mizuho Bank Ltd., 2.28%, 6/3/2019(b)	76,365	76,365
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Subseries A-4, Rev., VRDO, LIQ: Bank of America NA, 2.20%, 6/3/2019(b)	11,870	11,870
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	36,000	36,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ: U.S. Bank NA, 2.20%, 6/3/2019(b)	28,450	28,450

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, New York City Recovery
Series 1, Subseries 1D, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.25%, 6/3/2019(b)	6,795	6,795
Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.40%, 6/7/2019(b)	9,110	9,110
Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.42%, 6/7/2019(b)	1,445	1,445
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 1.43%, 6/7/2019(b)	12,070	12,070
New York State Dormitory Authority, Court Facilities Lease Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.60%, 6/7/2019(b)	69,525	69,525
New York State Dormitory Authority, Remarketing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.40%, 6/7/2019(b)	7,785	7,785
New York State Energy Research and Development Authority, Consolidated Edison Co., Inc. Project Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.45%, 6/7/2019(b)	920	920
New York State Housing Finance Agency
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.40%, 6/7/2019(b)	7,050	7,050
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	1,700	1,700
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	60,800	60,800
New York State Housing Finance Agency, 240 East 39th Street Housing Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	14,500	14,500
New York State Housing Finance Agency, 350 West 43rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	25,700	25,700
New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	2,400	2,400
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	7,800	7,800
New York State Housing Finance Agency, 505 West 37th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.27%, 6/3/2019(b)	48,310	48,310
New York State Housing Finance Agency, Union Square South Housing Series 1996-A, Rev., VRDO, FNMA, LOC: FNMA, 1.45%, 6/7/2019(b)	41,950	41,950
New York State Housing Finance Agency, Weyant Green Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.39%, 6/7/2019(b)	100	100
New York State Housing Finance Agency, Worth Street
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	3,400	3,400
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	2,100	2,100
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-121, Rev., VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	28,600	28,600
Series E-99, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	27,000	27,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Tender Option Bond Trust Receipts/Certificates
Series E-118, GO, VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	40,000	40,000
Series E-120, Rev., VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	12,200	12,200
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.44%, 6/7/2019(b)(c)	4,000	4,000
Series 2018-ZF2772, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.44%, 6/7/2019(b)(c)	4,785	4,785
Series 2018-E-126, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	35,000	35,000
Triborough Bridge and Tunnel Authority Series 2002 F, Rev., VRDO, LOC: Citibank NA, 2.12%, 6/3/2019(b)	8,300	8,300
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Subseries 2005B-3, Rev., VRDO, LOC: State Street Bank & Trust, 2.24%, 6/3/2019(b)	4,180	4,180
Series A, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	25,460	25,460

		2,194,115

North Carolina — 2.4%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	23,960	23,960
Charlotte-Mecklenburg Hospital Authority, Health Care Series F, Rev., VRDO, 1.33%, 6/7/2019(b)	43,600	43,600
City of Charlotte, 2003 Governmental Facilities Projects
Series F, COP, VRDO, LIQ: Bank of America NA, 1.39%, 6/7/2019(b)	7,675	7,675
Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.43%, 6/7/2019(b)	44,195	44,195
City of Greensboro, Combined Enterprise System Series A, Rev., VRDO, LIQ: Bank of America NA, 1.39%, 6/7/2019(b)	30,660	30,660
City of Raleigh, Downtown Improvement Projects
Series B-2, COP, VRDO, LIQ: PNC Bank NA, 1.43%, 6/7/2019(b)	37,665	37,665
Series B-1, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.57%, 6/7/2019(b)	56,665	56,665
Series A, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.59%, 6/7/2019(b)	40,900	40,900
Forsyth County Series A, GO, VRDO, LIQ: Wells Fargo Bank NA, 1.41%, 6/7/2019(b)	5,145	5,145
North Carolina Capital Facilities Finance Agency, NCCU Real Estate Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.46%, 6/7/2019(b)	14,600	14,600
North Carolina Medical Care Commission, Moses Cone Health System Series B, Rev., VRDO, LIQ: Bank of Montreal, 2.15%, 6/3/2019(b)	5,650	5,650
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industriel et Commercial, 1.43%, 6/7/2019(b)	14,800	14,800
University of North Carolina, University Hospital at Chapel Hill
Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.20%, 6/3/2019(b)	12,125	12,125
Series A, Rev., VRDO, LIQ: TD Bank NA, 1.40%, 6/7/2019(b)	9,275	9,275

		346,915

Ohio — 1.4%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.42%, 6/7/2019(b)	200	200
City of Cleveland, Airport System Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.44%, 6/7/2019(b)	5,175	5,175

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Museum of Art Project Series B, Rev., VRDO, LIQ: PNC Bank NA, 1.43%, 6/7/2019(b)	20,000	20,000
Columbus Regional Airport Authority, Flightsafety International Inc., Project Series B, Rev., VRDO, AMT, 1.45%, 6/7/2019(b)	15,040	15,040
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series C, Rev., VRDO, LOC: Union Bank NA, 1.65%, 6/3/2019(b)	10,135	10,135
County of Hamilton, Cincinnati Childrens Hospital Medical Center Series 2018-Z, Rev., VRDO, 1.41%, 6/7/2019(b)	19,100	19,100
County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association
Series A, Rev., VRDO, LOC: Northern Trust Co., 1.43%, 6/7/2019(b)	13,250	13,250
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	9,500	9,500
Franklin County, Hospital Facilities, Ohiohealth Corp. Series C, Rev., VRDO, 1.35%, 6/7/2019(b)	7,100	7,100
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 1.50%, 6/3/2019(b)	6,550	6,550
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016 A, Rev., VRDO, LIQ: TD Bank NA, 1.40%, 6/7/2019(b)	25,000	25,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-119, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	15,000	15,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ: U.S. Bank NA, 2.15%, 6/3/2019(b)	15,900	15,900
State of Ohio, University Hospitals Health System, Inc. Series 2018-B, Rev., VRDO, LOC: PNC Bank NA, 1.42%, 6/7/2019(b)	12,245	12,245
Tender Option Bond Trust Receipts/Certificates Series 2019-E132, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	25,000	25,000

		199,195

Oregon — 0.2%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.33%, 6/7/2019(b)	15,450	15,450
Oregon Health and Science University
Series B-3, Rev., VRDO, LOC: U.S. Bank NA, 2.15%, 6/3/2019(b)	7,500	7,500
Series C, Rev., VRDO, LOC: U.S. Bank NA, 2.15%, 6/3/2019(b)	9,560	9,560

		32,510

Other — 1.0%
FHLMC, Multi-Family Housing
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	5,665	5,665
Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	33,233	33,233
Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	17,348	17,348
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	42,665	42,665
Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	12,300	12,300
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	19,840	19,840
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.47%, 6/7/2019(b)	11,050	11,050

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
SunAmerica Taxable Trust, Various States Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.48%, 6/7/2019(b)	835	835

		142,936

Pennsylvania — 3.4%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008-A, Rev., VRDO, LIQ: Bank of New York Mellon, 2.12%, 6/3/2019(b)	3,450	3,450
Bucks County IDA, Grand View Hospital
Series A, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	400	400
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	20,300	20,300
County of Allegheny
Series C, GO, VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	21,350	21,350
Series C-51, GO, VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	12,000	12,000
Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	25,030	25,030
Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	14,840	14,840
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	18,910	18,910
Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	1,190	1,190
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.48%, 6/7/2019(b)	17,080	17,080
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	2,200	2,200
Philadelphia Authority for Industrial Development, Multi-Modal Lease Series B-3, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	28,305	28,305
Philadelphia Gas Works Co., 1998 General Ordinance
Series B, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	18,115	18,115
Series E, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/7/2019(b)	24,770	24,770
Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.42%, 6/7/2019(b)	12,900	12,900
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-110, Rev., VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	40,000	40,000
Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 2.20%, 6/3/2019(b)(c)	160,095	160,095
Series E-101, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	72,250	72,250
Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2779, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	5,070	5,070

		498,255

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 1.46%, 6/7/2019(b)	1,475	1,475

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 1.50%, 6/7/2019(b)	7,045	7,045
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.43%, 6/7/2019(b)	7,000	7,000
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 2.20%, 6/3/2019(b)	450	450
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	9,000	9,000

		24,970

South Carolina — 0.5%
Greenville County School District Series C, GO, SCSDE, 5.00%, 6/1/2019	56,675	56,675
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018B, Rev., VRDO, LOC: U.S. Bank NA, 2.16%, 6/3/2019(b)	18,210	18,210

		74,885

Tennessee — 0.8%
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 2.30%, 6/3/2019(b)	24,030	24,030
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Arbor Knoll Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.42%, 6/7/2019(b)	13,400	13,400
Tender Option Bond Trust Receipts/Certificates Series 2018-BAML5001, Rev., VRDO, LIQ: Bank of America NA, 1.46%, 6/7/2019(b)(c)	72,830	72,830

		110,260

Texas — 8.9%
Bexar County Housing Finance Authority, Multifamily Housing, Altamonte Apartment Projects Rev., VRDO, FNMA, LOC: FNMA, 1.49%, 6/7/2019(b)	8,100	8,100
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series A, Rev., VRDO, LOC: Citibank NA, 1.42%, 6/7/2019(b)	17,425	17,425
City of Austin, Water and Wastewater System Rev., VRDO, LOC: Barclays Bank plc, 1.43%, 6/7/2019(b)	48,000	48,000
City of Houston, Combined Utility System, First Lien
Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	10,600	10,600
Series B-2, Rev., VRDO, LOC: Citibank NA, 1.42%, 6/7/2019(b)	21,000	21,000
Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.42%, 6/7/2019(b)	41,700	41,700
Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.47%, 6/7/2019(b)	12,000	12,000
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project Series B, Rev., VRDO, 2.25%, 6/3/2019(b)	250	250
Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project Rev., VRDO, 2.31%, 6/3/2019(b)	11,800	11,800
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.39%, 6/7/2019(b)	25,000	25,000
Rev., VRDO, 1.41%, 6/7/2019(b)	26,865	26,865
Series D, Rev., VRDO, 1.41%, 6/7/2019(b)	18,500	18,500
Harris County Industrial Development Corp., Pollution Control, Exxon Project Series 1987, Rev., VRDO, 2.25%, 6/3/2019(b)	7,300	7,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 2.20%, 6/3/2019(b)	21,805	21,805
Series 2011, Rev., VRDO, 2.20%, 6/3/2019(b)	13,307	13,307
Series A, Rev., VRDO, 2.20%, 6/3/2019(b)	31,605	31,605
Series A-2, Rev., VRDO, 2.20%, 6/3/2019(b)	1,300	1,300
Subseries A-3, Rev., VRDO, 2.20%, 6/3/2019(b)	100	100
Subseries B-4, Rev., VRDO, 2.25%, 6/3/2019(b)	7,130	7,130
Midlothian Industrial Development Corp., Holcim Project Rev., VRDO, LOC: UBS AG, 1.41%, 6/7/2019(b)	19,600	19,600
North Texas Tollway Authority System Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	6,750	6,750
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project Rev., VRDO, 1.46%, 6/7/2019(b)	10,600	10,600
Port of Port Arthur Navigation District, Pollution Control Rev., VRDO, 2.29%, 6/3/2019(b)	15,900	15,900
State of Texas
GO, VRDO, LIQ: FHLB, 1.45%, 6/7/2019(b)	103,985	103,985
Rev., TRAN, 4.00%, 8/29/2019	247,890	249,106
State of Texas, Veterans
Series 2016, GO, VRDO, LIQ: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	41,385	41,385
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	13,140	13,140
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	10,080	10,080
State of Texas, Veterans Housing Assistance Program
Series 2001-C2, GO, VRDO, LIQ: State Street Bank & Trust, 1.48%, 6/7/2019(b)	23,465	23,465
Series 2004-A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.48%, 6/7/2019(b)	20,490	20,490
Series 2007-A, GO, VRDO, AMT, LIQ: State Street Bank & Trust, 1.48%, 6/7/2019(b)	27,135	27,135
Series 2008-A, GO, VRDO, LIQ: State Street Bank & Trust, 1.48%, 6/7/2019(b)	28,580	28,580
Series 2008-B, GO, VRDO, LIQ: State Street Bank & Trust, 1.65%, 6/7/2019(b)	26,875	26,875
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series C-2, Rev., VRDO, LOC: Bank of New York Mellon, 1.39%, 6/7/2019(b)	20,200	20,200
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 2.20%, 6/3/2019(b)	12,110	12,110
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Series 2017-B, Rev., VRDO, 1.43%, 6/7/2019(b)	55,735	55,735
Series 2017-A, Rev., VRDO, 1.44%, 6/7/2019(b)	18,000	18,000
Series 2008-C, Rev., VRDO, 1.45%, 6/7/2019(b)	35,900	35,900
Series 2012-B, Rev., VRDO, 1.45%, 6/7/2019(b)	34,000	34,000
Series A, Rev., VRDO, 1.45%, 6/7/2019(b)	46,860	46,860
Tender Option Bond Trust Receipts/Certificates
Series 2018-XM0685, Rev., VRDO, LIQ: Citibank NA, 1.44%, 6/7/2019(b)(c)	34,815	34,815
Series 2018-E-128, Rev., VRDO, LOC: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	1,410	1,410
Series 2018-XF2669, Rev., VRDO, LIQ: Citibank NA, 1.45%, 6/7/2019(b)(c)	17,820	17,820

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Series 2018-XG0193, Rev., VRDO, GNMA COLL, LIQ: Royal Bank of Canada, 1.45%, 6/7/2019(b)(c)	4,000	4,000
Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.48%, 6/7/2019(b)(c)	1,360	1,360
Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces Cibolo Rev., VRDO, LOC: Citibank NA, 1.44%, 6/7/2019(b)	4,600	4,600
Texas Department of Housing and Community Affairs, Multi-Family Housing, Timber Point Apartments Project Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.45%, 6/7/2019(b)	740	740
Texas Department of Housing and Community Affairs, Single Family Mortgage Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.44%, 6/7/2019(b)	13,290	13,290
Texas Transportation Commission, State Highway Fund, First Tier Series B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 1.42%, 6/7/2019(b)	18,090	18,090
University of Texas System Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.38%, 6/7/2019(b)	59,960	59,960

		1,299,768

Utah — 0.6%
Central Utah Water Conservancy District, Limited Tax Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	22,300	22,300
City of Murray, IHC Health Services Inc. Series D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 2.15%, 6/3/2019(b)	1,345	1,345
County of Utah Hospital, IHC Health Services, Inc.
Series C, Rev., VRDO, LIQ: TD Bank NA, 2.15%, 6/3/2019(b)	12,075	12,075
Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.39%, 6/7/2019(b)	8,625	8,625
Series C, Rev., VRDO, LIQ: U.S. Bank NA, 1.43%, 6/7/2019(b)	10,100	10,100
County of Weber, IHC Health Services, Inc. Series B, Rev., VRDO, LIQ: U.S. Bank NA, 1.45%, 6/7/2019(b)	2,340	2,340
Utah Housing Corp., Single Family Mortgage
Series D-1, Rev., VRDO, AMT, LIQ: FHLB, 1.47%, 6/7/2019(b)	2,325	2,325
Series E-1, Class I, Rev., VRDO, AMT, LIQ: FHLB, 1.47%, 6/7/2019(b)	2,425	2,425
Series F-2, Class I, Rev., VRDO, LIQ: FHLB, 1.51%, 6/7/2019(b)	2,625	2,625
Utah Water Finance Agency Series B-2, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	25,000	25,000

		89,160

Virginia — 1.6%
Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital Series A, Rev., VRDO, LIQ: TD Bank NA, 1.36%, 6/7/2019(b)	15,880	15,880
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Rev., VRDO, 1.43%, 6/7/2019(b)	25,000	25,000
Loudoun County Economic Development Authority, Howard Huges Medical Institute
Series A, Rev., VRDO, 1.40%, 6/7/2019(b)	6,750	6,750
Series E, Rev., VRDO, 1.40%, 6/7/2019(b)	20,500	20,500
Series B, Rev., VRDO, 1.45%, 6/7/2019(b)	300	300
Series C, Rev., VRDO, 1.45%, 6/7/2019(b)	18,570	18,570
Series D, Rev., VRDO, 1.45%, 6/7/2019(b)	21,350	21,350

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
Loudoun County Sanitation Authority, Water and Sewer System Rev., VRDO, LIQ: Bank of America NA, 1.43%, 6/7/2019(b)	5,895	5,895
Tender Option Bond Trust Receipts/Certificates
Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.44%, 6/7/2019(b)(c)	8,500	8,500
Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.45%, 6/7/2019(b)(c)	8,170	8,170
Series 2018-ZF2713, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	7,500	7,500
Series 2018-ZF2714, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	7,000	7,000
Virginia College Building Authority, Educational Facilities, University of Richmond Project Series 2004, Rev., VRDO, LIQ: U.S. Bank NA, 1.45%, 6/7/2019(b)	9,975	9,975
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group
Series 2008A, Rev., VRDO, LOC: PNC Bank NA, 1.39%, 6/7/2019(b)	40,000	40,000
Series 2008B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.41%, 6/7/2019(b)	38,500	38,500

		233,890

Washington — 1.3%
Chelan County Public Utility District No.1 Series B, Rev., VRDO, LIQ: Barclays Bank plc, 1.43%, 6/7/2019(b)	17,360	17,360
County of King, Junior Lien, Sewer Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.43%, 6/7/2019(b)	22,000	22,000
Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 1.50%, 6/7/2019(b)	7,330	7,330
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2718, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.45%, 6/7/2019(b)(c)	8,800	8,800
Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project Rev., VRDO, LOC: U.S. Bank NA, 2.33%, 6/3/2019(b)	1,375	1,375
Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.44%, 6/7/2019(b)	9,985	9,985
Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens at University Village Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.43%, 6/7/2019(b)	23,540	23,540
Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.44%, 6/7/2019(b)	27,180	27,180
Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.46%, 6/7/2019(b)	13,375	13,375
Washington State Housing Finance Commission, Multi-Family Housing, The New Haven Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.36%, 6/7/2019(b)	17,400	17,400
Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 1.38%, 6/7/2019(b)	24,095	24,095
Washington State Housing Finance Commission, Multi-Family Housing, Vintage Spokane Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.44%, 6/7/2019(b)	15,095	15,095

		187,535

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
West Virginia - 0.1%
West Virginia Hospital Finance Authority, Hospital Series 2018-D, Rev., VRDO, LOC: PNC Bank NA, 1.43%, 6/7/2019(b)	8,190	8,190

Wisconsin — 0.9%
City of Milwaukee Series 2019 R2, Rev., RAN, 4.00%, 5/7/2020	55,000	56,169
Public Finance Authority, Wakemed Series 2019 C, Rev., VRDO, LOC: Barclays Bank plc, 2.18%, 6/3/2019(b)	15,895	15,895
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc. Series 2018B, Rev., VRDO, LOC: Barclays Bank plc, 1.42%, 6/7/2019(b)	36,500	36,500
Wisconsin Housing & Economic Development Authority Series 2009 A, Rev., VRDO, LOC: Bank of America NA, 1.44%, 6/7/2019(b)	4,295	4,295
Wisconsin Housing & Economic Development Authority, Home Ownership
Series 2019 B, Rev., VRDO, FNMA, LIQ: FHLB, 1.42%, 6/7/2019(b)	8,000	8,000
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)	11,205	11,205

		132,064

Wyoming — 0.7%
County of Lincoln, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 2.35%, 6/3/2019(b)	35,400	35,400
County of Sublette, Wyoming Pollution Control, ExxonMobile Project Series 2014, Rev., VRDO, AMT, 2.35%, 6/3/2019(b)	22,150	22,150
County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 1.55%, 6/3/2019(b)	21,650	21,650
Wyoming Community Development Authority
Series 2, Rev., VRDO, LIQ: RBC Capital Markets, 1.42%, 6/7/2019(b)	9,000	9,000
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 1.42%, 6/7/2019(b)	9,750	9,750

		97,950

TOTAL MUNICIPAL BONDS (Cost $10,901,734)		10,901,734

	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 8.0%
California — 2.1%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.42%, 6/7/2019 #(c)	26,500	26,500
Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.43%, 6/7/2019 #(c)	15,000	15,000
Nuveen California Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.51%, 6/7/2019 #(c)	26,800	26,800
Series 1, LIQ: Societe Generale, 1.55%, 6/7/2019 #(c)	59,200	59,200
Series 2, LIQ: Citibank NA, 1.55%, 6/7/2019 #(c)	27,500	27,500
Series 6, LIQ: Citibank NA, 1.55%, 6/7/2019 #(c)	67,600	67,600
Series 4, LIQ: Royal Bank of Canada, 1.56%, 6/7/2019 #(c)	58,500	58,500
Series 7, LIQ: Royal Bank of Canada, 1.56%, 6/7/2019 #(c)	21,000	21,000

		302,100

New York — 0.8%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 5, LIQ: TD Bank NA, 1.46%, 6/7/2019 #(c)	40,000	40,000
Series 1, LIQ: Citibank NA, 1.48%, 6/7/2019 #(c)	28,600	28,600
Series 2, LIQ: Citibank NA, 1.48%, 6/7/2019 #(c)	47,400	47,400

		116,000

Other — 5.1%
Nuveen AMT-Free Municipal Credit Income Fund
Series 5, LIQ: Societe Generale, 1.50%, 6/7/2019 #(c)	147,000	147,000
Series 6, LIQ: Sumitomo Mitsui Banking Corp., 1.50%, 6/7/2019 #(c)	133,300	133,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Shares (000)	Value ($000)
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.47%, 6/7/2019 #(c)	153,500	153,500
Series 2, LIQ: Citibank NA, 1.50%, 6/7/2019 #(c)	92,000	92,000
Series 4, LIQ: Barclays Bank plc, 1.50%, 6/7/2019 #(c)	11,900	11,900
Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.51%, 6/7/2019 #(c)	30,000	30,000
Nuveen Quality Municipal Income Fund
Series 1, LIQ: Barclays Bank plc, 1.57%, 6/7/2019 #(c)	26,600	26,600
Series 2, LIQ: Barclays Bank plc, 1.57%, 6/7/2019 #(c)	151,900	151,900

		746,200

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $1,164,300)		1,164,300

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 16.9%
COMMERCIAL PAPER — 16.9%
Alachua County Health Facilities Authority 1.45%, 7/18/2019	21,240	21,240
California Statewide Communities Development Authority
1.77%, 6/5/2019	15,000	15,000
1.80%, 7/10/2019	20,000	20,000
1.73%, 7/11/2019	25,000	25,000
1.73%, 7/11/2019	19,000	19,000
1.73%, 7/11/2019	23,000	23,000
City of Houston 1.82%, 6/11/2019	10,000	10,000
City of Memphis 1.83%, 6/3/2019	19,000	19,000
City of Rochester
1.40%, 6/18/2019	88,000	88,000
1.62%, 7/8/2019	20,000	20,000
City of Rochester, Health Care Facilities 1.63%, 6/5/2019	90,000	90,000
City of Rochester, Health Care Facilities, Mayo Clinic 1.70%, 6/4/2019	50,000	50,000
County of Harris
1.70%, 6/6/2019	9,725	9,725
1.80%, 6/6/2019	18,850	18,850
County of Hillsborough 1.45%, 6/27/2019	16,138	16,138
County of Montgomery 1.62%, 6/6/2019	14,500	14,500
County of York, National Rural Utilities Cooperative Finance Corp.
1.95%, 6/3/2019	35,000	35,000
1.95%, 6/3/2019	22,500	22,500
1.95%, 6/3/2019	7,150	7,150
District of Columbia
1.68%, 6/4/2019	100,000	100,000
1.80%, 7/30/2019	50,000	50,000
Health & Educational Facilities Authority of the State of Missouri
1.85%, 6/20/2019	50,000	50,000
1.85%, 6/20/2019	45,000	45,000
1.45%, 7/18/2019	50,000	50,000
1.60%, 8/6/2019	50,000	50,000
Illinois Finance Authority
1.45%, 7/1/2019	10,000	10,000
1.45%, 8/15/2019	22,200	22,200
Indiana Finance Authority 1.76%, 6/17/2019	93,570	93,570
Jacksonville Health Care Authority
1.70%, 6/4/2019	105,000	105,000
1.80%, 6/4/2019	15,000	15,000
Las Vegas Valley Water District 1.84%, 6/4/2019	135,000	135,000
Maryland Health & Higher Educational Facilities Authority
1.85%, 6/4/2019	12,758	12,758
1.76%, 6/5/2019	17,861	17,861
1.78%, 6/6/2019	19,000	19,000
Massachusetts Health & Educational Facilities Authority
1.72%, 6/4/2019	50,000	49,999
1.78%, 7/1/2019	19,490	19,490
1.68%, 10/3/2019	19,585	19,585
Metropolitan Government of Nashville & Davidson County, Water & Sewer 1.70%, 7/10/2019	25,000	25,000
Michigan State Building Authority 1.64%, 6/13/2019	96,590	96,590
Norfolk Va Industrial Development Authority 1.80%, 6/3/2019	11,900	11,900
Omaha Public Power District
1.57%, 7/10/2019	15,000	15,000
1.44%, 7/11/2019	14,300	14,300
Regents of the University of Michigan 1.75%, 6/19/2019	49,760	49,760
Regents of the University of Minnesota
1.82%, 6/6/2019	35,000	35,000
1.42%, 6/18/2019	24,800	24,800
Salt River Project Agricultural Improvement & Power District 1.79%, 6/6/2019	9,000	9,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments(a)	Principal Amount ($000)	Value ($000)
San Antonio Electric & Gas 1.75%, 6/5/2019	50,000	50,000
Southwestern Illinois Development Authority, Health Facilities 1.65%, 6/19/2019	39,870	39,870
State of Wisconsin
1.47%, 6/4/2019	34,760	34,760
1.42%, 7/10/2019	29,415	29,415
1.42%, 7/10/2019	19,574	19,574
Texas Public Finance Authority 1.76%, 6/17/2019	30,450	30,450
University of Massachusetts Building Authority 1.80%, 6/25/2019	28,590	28,590
University of Minnesota
1.87%, 6/4/2019	22,750	22,750
1.83%, 6/5/2019	10,000	10,000
1.42%, 6/18/2019	12,128	12,128
University of Texas System
1.85%, 6/3/2019	25,000	25,000
1.70%, 6/4/2019	25,000	25,000
1.70%, 6/4/2019	19,500	19,500
1.87%, 6/5/2019	15,000	15,000
1.70%, 6/6/2019	20,000	20,000
1.81%, 6/6/2019	12,500	12,500
1.70%, 6/7/2019	20,039	20,039
1.77%, 6/13/2019	12,740	12,740
1.42%, 6/14/2019	25,000	25,000
1.65%, 6/17/2019	17,500	17,500
1.78%, 6/18/2019	24,080	24,080
1.75%, 6/19/2019	25,000	25,000
1.75%, 6/19/2019	25,000	25,000
1.41%, 6/24/2019	25,000	25,000
1.55%, 7/1/2019	20,700	20,700
1.81%, 7/2/2019	5,000	5,000
1.70%, 7/8/2019	22,336	22,336
1.81%, 7/9/2019	25,000	25,000
1.80%, 7/15/2019	20,000	20,000
1.82%, 7/16/2019	25,000	25,000
1.82%, 7/17/2019	25,000	25,000
1.50%, 8/27/2019	25,000	25,000
1.57%, 9/12/2019	17,000	17,000
1.57%, 9/13/2019	15,000	15,000
1.73%, 11/4/2019	25,000	25,000

TOTAL COMMERCIAL PAPER (Cost $2,463,848)		2,463,848

TOTAL SHORT-TERM INVESTMENTS (Cost $2,463,848)		2,463,848

Total Investments — 99.9% (Cost $14,529,882)*		14,529,882
Other Assets Less Liabilities — 0.1%		11,020

Net Assets — 100.0%		14,540,902

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2019.
*	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, the Institutional Tax Free Money Market Fund and the Securities Lending Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2019, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,529,882	$—	$14,529,882

(a)

All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 26, 2019